UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2013
Date of reporting period: January 31, 2013

Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31, 2013, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 56.1%

	Federal Farm Credit Bank — 17.8%
$15,000,000	0.186% due 2/20/13[1]	$14,999,686
15,000,000	0.186% due 2/21/13[1]	15,000,000
15,000,000	0.176% due 4/16/13[1]	14,999,849
10,000,000	0.176% due 4/30/13[1]	10,000,902
5,000,000	0.300% due 5/3/13[1]	5,001,398
10,000,000	0.180% due 6/4/13[1]	9,999,663
10,000,000	0.190% due 6/20/13[1]	9,999,619
10,000,000	0.600% due 6/21/13[1]	10,015,934
10,000,000	0.200% due 7/2/13[1]	10,000,000
10,000,000	0.226% due 7/29/13[1]	10,004,422
5,000,000	0.300% due 7/29/13[1]	5,002,475
5,000,000	0.350% due 8/26/13[1]	5,004,289
11,000,000	0.266% due 9/23/13[1]	11,005,633
10,000,000	0.166% due 1/22/14[1]	10,001,447

		141,035,317

	Federal Home Loan Bank — 26.6%
4,700,000	0.150% due 2/6/13	4,699,956
7,275,000	1.000% due 3/27/13	7,283,128
3,200,000	0.230% due 4/17/13	3,199,979
20,000,000	0.170% due 4/26/13[1]	20,000,238
10,000,000	0.200% due 5/2/13	9,998,701
10,000,000	0.170% due 5/15/13[1]	9,999,713
10,000,000	0.340% due 5/21/13	10,004,083
5,000,000	0.250% due 6/7/13	5,000,000
2,960,000	3.875% due 6/14/13	2,998,834
20,000,000	0.150% due 7/12/13[1]	19,999,104
5,000,000	0.125% due 7/25/13	4,997,670
9,500,000	1.000% due 7/29/13	9,533,614
5,400,000	0.140% due 8/1/13[1]	5,400,273
5,000,000	0.280% due 8/2/13	5,000,910
8,000,000	0.280% due 8/13/13	8,002,283
8,000,000	0.270% due 8/16/13	8,001,572
7,800,000	3.625% due 10/18/13	7,988,009
4,000,000	0.300% due 11/22/13	4,002,130
5,000,000	0.320% due 12/11/13	5,004,168
30,000,000	0.210% due 12/20/13[1]	30,013,387
5,000,000	0.875% due 12/27/13	5,030,718
10,000,000	0.260% due 1/23/14	10,006,096
15,000,000	0.210% due 2/24/14[1]	15,012,927

		211,177,493

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Mortgage Corporation — 7.2%
$5,000,000	1.720% due 4/11/13	$5,014,114
15,000,000	4.125% due 9/27/13	15,379,342
5,000,000	0.375% due 10/15/13	5,004,964
6,480,000	0.420% due 11/18/13[1]	6,494,117
18,400,000	0.375% due 11/27/13	18,423,157
6,672,000	0.625% due 12/23/13	6,697,832

		57,013,526

	Federal National Mortgage Association — 4.5%
3,615,000	0.400% due 2/1/13[1]	3,615,000
2,000,000	0.380% due 8/9/13[1]	2,001,889
10,000,000	1.000% due 9/23/13	10,050,409
14,254,000	2.750% due 2/5/14	14,620,973
5,000,000	1.250% due 2/27/14	5,056,467

		35,344,738

	TOTAL AGENCY NOTES (Amortized Cost $444,571,074)	444,571,074

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 43.8%
$157,296,416	With Bank of America, dated 1/31/13, 0.100%, principal and interest in the amount of $157,296,853, due 2/1/13, (collateralized by a U.S. Treasury Note with a par value of $158,329,600, coupon rate of 1.500%, due 12/31/13, market value of $160,442,301)	$157,296,416
30,000,000	With RBS Greenwich, Inc., dated 1/31/13, 0.100%, principal and interest in the amount of $30,000,083, due 2/1/13, (collateralized by a U.S. Treasury Note with a par value of $28,778,000, coupon rate of 2.250%, due 3/31/16, market value of $30,614,036)	30,000,000
160,000,000	With UBS AG, dated 1/31/13, 0.110%, principal and interest in the amount of $160,000,489, due 2/1/13, (collateralized by a U.S. Treasury Bond with a par value of $20,701,300, coupon rate of 4.375%, due 2/15/38, market value of $26,212,980, and by a U.S. Treasury Note with a par value of $130,000,000, coupon rate of 2.000%, due 4/30/16, market value of $136,987,020)	160,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $347,296,416)	347,296,416

TOTAL INVESTMENTS (Amortized Cost $791,867,490)[2]	99.9%	$791,867,490
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	659,092

NET ASSETS	100.0%	$792,526,582

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of January 31, 2013.
[2]	Aggregate cost for federal tax purposes was $791,867,490.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 97.5%

	Daily Variable/Floating Rate Notes — 53.0%
$4,600,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.09% due 4/1/17	$4,600,000
5,800,000	California State Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A-2,
	0.07% due 10/1/47	5,800,000
11,900,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.10% due 6/1/25	11,900,000
22,020,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.11% due 1/15/26	22,020,000
8,640,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.11% due 1/15/26	8,640,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.09% due 7/1/36	4,000,000
4,150,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.08% due 7/1/35	4,150,000
7,800,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: U.S. Bank N.A.),
	0.10% due 1/1/39	7,800,000
18,130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.12% due 12/1/15	18,130,000
5,300,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.10% due 12/1/51	5,300,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
300,000	0.080% due 11/1/19	300,000
4,800,000	0.100% due 3/1/22	4,800,000
1,300,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.05% due 5/15/35	1,300,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$5,500,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series C, (SPA: J.P. Morgan Chase),
	0.07% due 6/1/41	$5,500,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
4,400,000	0.110% due 6/1/20	4,400,000
5,050,000	0.110% due 10/1/24	5,050,000
10,600,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.11% due 3/1/24	10,600,000
17,710,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.12% due 5/15/48	17,710,000
8,250,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series B,
	0.10% due 5/15/48	8,250,000
3,000,000	Irvine Ranch, California, Water District, Consolidated Improvement Districts, General Obligation Unlimited, (LOC: Bank of New York Mellon),
	0.09% due 6/1/15	3,000,000
18,300,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.12% due 12/1/16	18,300,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.10% due 6/1/23	8,735,000
11,140,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.11% due 10/1/24	11,140,000
3,200,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.08% due 8/1/15	3,200,000
2,500,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.11% due 11/1/14	2,500,000
1,950,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.11% due 11/1/14	1,950,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.09% due 7/1/39	2,025,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.09% due 7/1/39	$1,700,000
7,650,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.11% due 11/1/35	7,650,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.09% due 11/1/49	1,350,000
6,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.12% due 8/15/40	6,200,000
15,700,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.12% due 10/1/39	15,700,000
7,800,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.12% due 12/1/30	7,800,000
1,565,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.10% due 12/1/30	1,565,000
10,800,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.12% due 11/1/35	10,800,000
4,200,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Revenue Bonds, Series B, (SPA: U.S. Bank N.A.),
	0.09% due 5/15/34	4,200,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.11% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.08% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.11% due 7/15/32	2,150,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$5,200,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.10% due 6/1/31	$5,200,000
13,680,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: J.P. Morgan Chase),
	0.13% due 6/1/41	13,680,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.09% due 11/1/29	7,100,000
5,755,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.13% due 11/1/22	5,755,000
975,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.15% due 11/1/22	975,000
2,365,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.11% due 11/1/22	2,365,000
	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase):
2,950,000	0.130% due 8/1/16	2,950,000
3,200,000	0.130% due 8/1/17	3,200,000
2,885,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase),
	0.08% due 8/1/18	2,885,000
	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase):
200,000	0.130% due 8/15/18	200,000
4,400,000	0.130% due 8/15/20	4,400,000
1,900,000	0.130% due 8/15/21	1,900,000
24,300,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.12% due 6/15/38	24,300,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$3,800,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.10% due 7/1/25	$3,800,000
2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.12% due 10/1/24	2,000,000
2,073,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.13% due 7/15/19	2,073,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.10% due 8/15/20	1,600,000
24,915,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.10% due 5/15/32	24,915,000
26,125,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.11% due 4/1/38	26,125,000
12,925,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.12% due 2/15/31	12,925,000
5,000,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.11% due 12/1/29	5,000,000
1,400,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.11% due 10/1/25	1,400,000
1,720,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.11% due 2/1/26	1,720,000
920,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.10% due 11/1/25	920,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $423,103,000)	423,103,000

	Weekly Variable/Floating Rate Notes — 44.5%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.09% due 10/1/30	14,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.17% due 8/1/16	$2,025,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Series L,
	0.05% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.05% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.05% due 5/1/40	15,000,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.20% due 9/1/26	900,000
600,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank N.A.),
	0.10% due 12/1/33	600,000
3,493,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.11% due 7/1/27	3,493,000
7,080,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.10% due 4/1/20	7,080,000
1,755,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.08% due 5/15/14	1,755,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.08% due 7/1/33	12,000,000
1,700,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wells Fargo Bank N.A.),
	0.10% due 12/1/15	1,700,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.10% due 12/1/34	750,000
6,950,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.10% due 12/1/26	6,950,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$1,130,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.10% due 12/1/20	$1,130,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.08% due 4/1/27	8,915,000
9,205,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.08% due 10/1/36	9,205,000
9,885,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (SPA: J.P. Morgan Chase),
	0.07% due 9/1/19	9,885,000
609,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.08% due 7/1/28	609,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.08% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.09% due 2/15/38	3,000,000
2,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.09% due 2/15/38	2,000,000
12,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.08% due 10/1/39	12,000,000
1,930,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.08% due 2/15/38	1,930,000
4,200,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.08% due 7/1/27	4,200,000
7,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.08% due 11/1/26	7,300,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.08% due 11/1/28	3,795,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.06% due 12/1/29	$2,610,000
6,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.09% due 8/1/28	6,500,000
2,370,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.20% due 12/1/27	2,370,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.10% due 6/1/32	5,000,000
2,800,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.09% due 7/1/31	2,800,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.08% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.08% due 11/15/19	5,100,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.09% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.07% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.10% due 11/15/36	6,300,000
3,000,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.09% due 12/1/17	3,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$8,900,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.09% due 6/1/27	$8,900,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.07% due 12/1/21	4,380,000
1,835,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.09% due 11/15/28	1,835,000
6,500,000	Ohio State University General Receipts,
	0.07% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.06% due 12/1/29	8,765,000
3,500,000	Ohio State University, Series E,
	0.06% due 6/1/35	3,500,000
9,875,000	Ohio State, General Obligation Unlimited, Series C,
	0.08% due 6/15/26	9,875,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.09% due 9/1/35	5,000,000
6,250,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.07% due 9/1/36	6,250,000
1,800,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.07% due 9/1/36	1,800,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.07% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.07% due 7/1/33	6,275,000
5,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.07% due 7/1/32	5,185,000
10,950,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities Brown, Series A,
	0.07% due 5/1/35	10,950,000
319,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.20% due 12/1/15	319,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.12% due 5/1/32	$12,760,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.10% due 11/1/31	6,925,000
3,070,000	University of North Carolina, Revenue Bonds, Series B,
	0.09% due 12/1/25	3,070,000
8,770,000	University of North Carolina, Revenue Bonds, Series C,
	0.06% due 12/1/25	8,770,000
	University of Texas, University Revenue, Financing System, Series B:
6,140,000	0.070% due 8/1/16	6,140,000
3,470,000	0.070% due 8/1/33	3,470,000
4,000,000	0.070% due 8/1/34	4,000,000
6,500,000	0.070% due 8/1/39	6,500,000
700,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.08% due 8/15/13	700,000
8,675,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.09% due 6/1/48	8,675,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.10% due 12/1/23	6,955,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $355,511,000)	355,511,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $778,614,000)	778,614,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Face
Amount	Value

FIXED RATE NOTES* — 2.5%
$5,000,000	Colorado State General Fund, Revenue TRANS, Series A,
2.00% due 6/27/13	$5,036,289
15,000,000	Texas State, TRANS,
2.50% due 8/30/13	15,196,249

TOTAL FIXED RATE NOTES (Amortized Cost $20,232,538)	20,232,538

TOTAL INVESTMENTS (Amortized Cost $798,846,538)[2]	100.0%	$798,846,538
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	225,889

NET ASSETS	100.0%	$799,072,427

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $798,846,538.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 5.9%

	Federal Home Loan Bank — 1.2%
$4,500,000	4.125% due 12/13/19	$5,277,411

		5,277,411

	Federal Home Loan Mortgage Corporation — 3.4%
5,000,000	5.000% due 7/15/14	5,344,680
8,135,000	5.125% due 10/18/16[1]	9,481,896

		14,826,576

	Federal National Mortgage Association — 1.3%
5,000,000	5.000% due 5/11/17	5,870,610

		5,870,610

	TOTAL AGENCY NOTES (Cost $25,601,069)	25,974,597

MORTGAGE-BACKED SECURITIES*,2 — 47.5%

	Federal Home Loan Mortgage Corporation — 12.4%
1,220	# G00807, 9.500% due 3/1/21	1,244
847,476	# G12342, 5.500% due 8/1/21	917,128
210,087	# J03604, 5.500% due 10/1/21	226,040
115,711	# J03649, 5.500% due 10/1/21	124,498
345,630	# G12442, 6.000% due 11/1/21	379,610
340,110	# J03536, 5.500% due 11/1/21	365,938
235,217	# G18163, 5.500% due 1/1/22	253,078
1,010,900	# G13396, 5.500% due 12/1/23	1,087,665
68,136	# D78677, 8.000% due 3/1/27	72,196
45,169	# D84894, 8.000% due 12/1/27	46,381
477,718	# C00742, 6.500% due 4/1/29	537,628
310,087	# A57845, 7.000% due 2/1/37	356,995
255,308	# A68332, 5.500% due 11/1/37	276,205
441,245	# A68937, 6.000% due 11/1/37	481,480
2,755,543	# A69653, 5.500% due 12/1/37	2,981,079
1,113,624	# A70446, 5.000% due 12/1/37	1,198,705
2,022,232	# A73370, 5.000% due 2/1/38	2,176,732
1,827,775	# A90421, 4.500% due 12/1/39	1,944,746
1,948,509	# A92890, 4.500% due 7/1/40	2,080,514
6,652,391	# A97620, 4.500% due 3/1/41	7,117,620
6,028,734	# C03770, 3.500% due 2/1/42	6,339,720
7,623,831	# Q06558, 3.500% due 2/1/42	8,036,159

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal Home Loan Mortgage Corporation — (Continued)

$7,280,687	# C03860, 3.500% due 4/1/42	$7,674,456
3,966,639	# Q07651, 3.500% due 4/1/42	4,187,369
5,056,161	# Q12458, 3.000% due 11/1/42	5,209,263

		54,072,449

	Federal National Mortgage Association — 32.7%
11,644	# 535729, 6.500% due 2/1/16	12,278
16,974	# 535962, 6.500% due 5/1/16	18,137
6,698	# 595134, 6.500% due 7/1/16	7,157
34,522	# 596498, 6.000% due 7/1/16	36,648
8,723	# 608777, 6.500% due 10/1/16	9,321
129,115	# 625990, 5.500% due 12/1/16	138,233
8,407	# 643340, 6.500% due 3/1/17	9,123
35,734	# 555016, 6.500% due 10/1/17	38,183
286,180	# 686230, 5.500% due 2/1/18	309,075
330,719	# 254685, 5.000% due 4/1/18	355,266
445,355	# 740449, 5.500% due 9/1/18	479,731
193,564	# 768557, 5.500% due 2/1/19	209,049
136,204	# 255159, 5.500% due 3/1/19	147,101
641,320	# 826586, 5.000% due 8/1/20	693,210
2,334	# 313796, 9.500% due 2/1/21	2,640
3,189	# 125275, 7.000% due 3/1/24	3,726
23,943	# 313795, 9.500% due 1/1/25	27,288
3,790,046	# AH6827, 4.000% due 3/1/26	4,048,244
2,682,269	# AI1657, 4.000% due 4/1/26	2,864,998
3,612,104	# AB3900, 3.000% due 11/1/26	3,796,660
28,278	# 373328, 8.000% due 3/1/27	28,561
3,393,466	# AK4751, 3.000% due 4/1/27	3,599,725
89,268	# 390895, 8.000% due 6/1/27	108,427
9,562,364	# AO0533, 3.000% due 6/1/27	10,056,918
188,659	# 397602, 8.000% due 8/1/27	229,315
28,019	# 405845, 8.000% due 11/1/27	28,278
2,545	# 499335, 6.500% due 8/1/29	2,979
14,868	# 252806, 7.500% due 10/1/29	18,012
614	# 523497, 7.500% due 11/1/29	747
4,141	# 588945, 7.000% due 6/1/31	4,921
195,944	# 607862, 7.000% due 9/1/31	232,847
24,718	# 624571, 7.000% due 3/1/32	29,345
23,375	# 656872, 6.500% due 8/1/32	26,314
21,081	# 687575, 7.000% due 2/1/33	24,994
1,191,579	# 789856, 6.000% due 8/1/34	1,324,296
293,708	# 820811, 6.000% due 4/1/35	323,438
381,889	# 829202, 5.000% due 7/1/35	412,788

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$200,397	# 867021, 7.000% due 3/1/36	$237,097
172,594	# 256216, 7.000% due 4/1/36	204,203
687,166	# 898412, 5.000% due 10/1/36	741,906
345,571	# 910894, 5.000% due 2/1/37	373,100
340,079	# 912456, 6.500% due 3/1/37	379,483
203,966	# 939512, 5.000% due 6/1/37	220,214
353,653	# 959877, 5.000% due 11/1/37	381,826
2,748,179	#973241, 5.000% due 3/1/38	2,967,100
701,503	# 975593, 5.000% due 6/1/38	757,386
1,049,712	# 257573, 5.500% due 2/1/39	1,139,074
2,380,531	# AD7128, 4.500% due 7/1/40	2,562,662
11,126,616	# AH1568, 4.500% due 12/1/40	12,179,568
7,349,739	# AH6991, 4.000% due 1/1/41	7,819,236
4,673,982	# AH4004, 4.500% due 3/1/41	5,040,346
3,119,934	# AJ1315, 4.000% due 9/1/41	3,401,132
5,210,152	# AB3867, 3.500% due 11/1/41	5,516,220
3,226,106	# AI8779, 4.000% due 11/1/41	3,433,196
5,368,169	# AJ0083, 3.500% due 11/1/41	5,665,066
8,204,668	# AJ5958, 4.000% due 12/1/41	8,731,340
9,185,029	# AK2070, 3.500% due 1/1/42	9,693,026
2,687,330	# AK5070, 3.500% due 3/1/42	2,854,434
8,988,794	# AK5426, 3.500% due 3/1/42	9,497,173
9,460,661	# AB5248, 3.000% due 5/1/42	9,778,543
10,701,379	# AP6289, 3.000% due 9/1/42	11,060,950
8,131,598	# AP7950, 3.500% due 9/1/42	8,609,285

		142,901,539

	Government National Mortgage Association — 2.4%
15,416	# 460389, 7.000% due 5/15/28	18,343
22,876	# 464049, 7.000% due 7/15/28	27,221
43,135	# 476259, 7.000% due 8/15/28	51,327
17,521	# 496632, 7.000% due 12/15/28	20,848
30,593	# 539971, 7.000% due 1/15/31	36,284
13,296	# 485264, 7.500% due 2/15/31	13,765
20,162	# 556417, 7.000% due 6/15/31	23,912
45,049	# 559304, 7.000% due 9/15/31	53,430
40,957	# 570289, 7.000% due 1/15/32	44,525
80,680	# 574687, 6.000% due 4/15/34	91,284
685,399	# 652486, 5.500% due 4/15/36	749,479
1,161,348	# 651859, 5.000% due 6/15/36	1,266,297
859,000	# 782150, 5.500% due 4/15/37	940,027
908,711	# 608508, 6.000% due 8/15/37	1,022,041
167,286	# 662521, 6.000% due 8/15/37	188,149

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)

$530,189	# 677545, 6.000% due 11/15/37	$596,312
579,124	# 676291, 6.000% due 12/15/37	651,350
152,532	# 678831, 5.000% due 1/15/38	165,935
857,598	# 685836, 5.500% due 4/15/38	937,777
2,349,315	# 698235, 5.000% due 6/15/39	2,564,556
1,090,526	# 716655, 5.000% due 8/15/39	1,190,438

		10,653,300

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $202,331,604)	207,627,288

CORPORATE NOTES* — 31.1%
14,000,000	Bear Stearns Cos. LLC,
	6.400% due 10/2/17	16,780,260
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18[1]	12,821,880
5,000,000	Deere & Co.,
	2.600% due 6/8/22	4,989,610
8,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	9,675,800
8,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21[1]	9,097,800
11,000,000	IBM Corp.,
	8.375% due 11/1/19	15,389,803
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21[1]	10,990,860
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,981,577
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	15,879,758
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,150,810
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16	4,509,116
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	8,504,671
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	7,173,520

	TOTAL CORPORATE NOTES (Cost $123,477,100)	135,945,465

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — 11.0%
$12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	$17,766,200
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	4,998,440
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,375,936
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	13,823,436
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	7,115,934

	TOTAL US TREASURY NOTES/BONDS (Cost $45,457,590)	48,079,946

MUNICIPAL BONDS — 1.9%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,193,479
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,349,798

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,543,277

REPURCHASE AGREEMENTS* — 1.9%
8,100,000	With Bank of America Corp., dated 1/31/13, 0.10%, principal and interest in the amount of $8,100,023, due 2/1/13, (collateralized by a U.S. Treasury Note with a par value of $8,153,200, coupon rate of 1.50%, due 12/31/13, market value of $8,261,964)	8,100,000
35,990	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $35,990, due 2/1/13, (collateralized by a FHLMC security with a par value of $35,412, coupon rate of 3.500%, due 11/15/40, market value of $36,957)	35,990

	TOTAL REPURCHASE AGREEMENTS (Cost $8,135,990)	8,135,990

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.3%
10,072,546	State Street Navigator Securities Lending Prime Portfolio	$10,072,546

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $10,072,546)	10,072,546

TOTAL INVESTMENTS (Cost $423,310,899)[3]	101.6%	$444,379,109
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.6)	(6,863,290)

NET ASSETS	100.0%	$437,515,819

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2013.
[3]	Aggregate cost for federal tax purposes was $423,310,899.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.3%

	Aerospace & Defense — 4.0%
49,940	Honeywell International, Inc.	$3,407,906
20,550	Precision Castparts Corp.	3,768,870

		7,176,776

	Beverages — 2.3%
110,610	Coca-Cola Co. (The)	4,119,117

	Capital Markets — 3.5%
12,458	BlackRock, Inc.	2,943,576
24,520	Franklin Resources, Inc.	3,356,298

		6,299,874

	Chemicals — 3.4%
39,410	Monsanto Co.	3,994,204
20,000	Praxair, Inc.	2,207,400

		6,201,604

	Commercial Banks — 7.2%
24,107	M&T Bank Corp.	2,475,548
64,695	PNC Financial Services Group, Inc.	3,998,151
186,375	Wells Fargo & Co.	6,491,441

		12,965,140

	Communications Equipment — 3.0%
82,245	Qualcomm, Inc.	5,430,637

	Computers & Peripherals — 3.8%
15,210	Apple, Inc.	6,925,265

	Consumer Finance — 2.3%
71,295	American Express Co.	4,192,859

	Electronic Equipment, Instruments & Components — 1.5%
39,265	Amphenol Corp. — Class A	2,653,136

	Energy Equipment & Services — 4.1%
36,365	National Oilwell Varco, Inc.	2,696,101
60,770	Schlumberger, Ltd.	4,743,099

		7,439,200

	Food Products — 1.1%
34,170	Kellogg Co.	1,998,945

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — 3.5%
46,515	Baxter International, Inc.	$3,155,578
30,250	CR Bard, Inc.	3,087,617

		6,243,195

	Health Care Providers & Services — 4.0%
39,820	Laboratory Corp. of America Holdings[1,2]	3,563,890
64,710	UnitedHealth Group, Inc.	3,572,639

		7,136,529

	Hotels, Restaurants & Leisure — 2.3%
62,700	Yum! Brands, Inc.	4,071,738

	Household Products — 4.5%
22,575	Colgate-Palmolive Co.	2,423,878
76,710	Procter & Gamble Co. (The)	5,765,523

		8,189,401

	Industrial Conglomerates — 2.0%
35,000	3M Co.	3,519,250

	Insurance — 2.2%
45,700	ACE, Ltd.	3,899,581

	IT Services — 3.9%
51,085	Accenture PLC — Class A	3,672,501
42,190	Cognizant Technology Solutions Corp. — Class A1	3,298,414

		6,970,915

	Machinery — 1.9%
36,025	Parker Hannifin Corp.	3,349,244

	Multi-line Retail — 1.1%
51,460	Dollar Tree, Inc.[1]	2,057,885

	Oil, Gas & Consumable Fuels — 6.4%
60,990	Chevron Corp.	7,022,998
51,980	Occidental Petroleum Corp.	4,588,275

		11,611,273

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 7.3%
25,400	Allergan, Inc.	$2,667,254
40,900	AstraZeneca PLC, Sponsored ADR	1,970,562
88,060	Johnson & Johnson	6,509,395
35,700	Roche Holding AG, Sponsored ADR	1,980,636

		13,127,847

	Road & Rail — 1.6%
42,985	JB Hunt Transport Services, Inc.	2,891,601

	Semiconductors & Semiconductor Equipment — 1.3%
67,020	Avago Technologies, Ltd.	2,397,305

	Software — 6.8%
214,110	Microsoft Corp.	5,881,602
179,610	Oracle Corp.	6,377,951

		12,259,553

	Specialty Retail — 5.8%
43,685	Advance Auto Parts, Inc.	3,211,721
67,420	Bed Bath & Beyond, Inc.[1,2]	3,957,554
48,615	Home Depot, Inc.	3,253,316

		10,422,591

	Textiles, Apparel & Luxury Goods — 1.6%
56,850	Coach, Inc.	2,899,350

	Tobacco — 2.6%
52,645	Philip Morris International, Inc.	4,641,183

	Trading Companies & Distributors — 2.3%
19,405	WW Grainger, Inc.	4,226,797

	TOTAL COMMON STOCKS (Cost $130,302,143)	175,317,791

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 2.1%
$3,751,205	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $3,751,206, due 2/1/13, (collateralized by a FHLMC security with a par value of $3,666,759, coupon rate of 3.500%, due 11/15/40, market value of $3,826,773)	$3,751,205

	TOTAL REPURCHASE AGREEMENT (Cost $3,751,205)	3,751,205

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.8%
3,304,082	State Street Navigator Securities Lending Prime Portfolio	3,304,082

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,304,082)	3,304,082

TOTAL INVESTMENTS (Cost $137,357,430)[3]	101.2%	$182,373,078
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)	(2,121,491)

NET ASSETS	100.0%	$180,251,587

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $137,213,364.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.9%

	Aerospace & Defense — 2.9%
286,985	Orbital Sciences Corp.[1]	$4,218,680
114,174	Triumph Group, Inc.	8,034,424

		12,253,104

	Airlines — 1.0%
220,508	Spirit Airlines, Inc.[1]	4,275,650

	Apparel Retailers — 2.2%
79,403	DSW, Inc. — Class A	5,314,443
132,150	Rue21, Inc.[1,2]	3,926,176

		9,240,619

	Automotive — 4.5%
572,268	American Axle & Manufacturing Holdings, Inc.[1]	6,684,090
80,733	Lithia Motors, Inc. — Class A	3,493,317
177,736	Sonic Automotive, Inc. — Class A	4,313,653
130,732	Tenneco Automotive, Inc.[1]	4,570,391

		19,061,451

	Banking — 9.7%
83,373	Berkshire Hills Bancorp, Inc.	2,017,627
106,060	Chemical Financial Corp.	2,578,319
119,389	Community Bank System, Inc.	3,390,647
61,821	Community Trust Bancorp, Inc.	2,083,986
313,358	First Financial Bancorp	4,791,244
228,284	Flushing Financial Corp.	3,616,018
129,313	Lakeland Financial Corp.	3,160,410
153,463	PacWest Bancorp	4,217,163
128,179	Prosperity Bancshares, Inc.	5,782,155
182,627	Renasant Corp.	3,552,095
85,925	UMB Financial Corp.	3,803,900
108,045	WesBanco, Inc.	2,505,563

		41,499,127

	Beverages, Food & Tobacco — 0.8%
213,254	Darling International, Inc.[1]	3,597,595

	Chemicals — 1.3%
134,134	LSB Industries, Inc.[1]	5,553,148

	Commercial Services — 6.3%
233,434	Cardtronics, Inc.[1]	6,043,606
98,686	MAXIMUS, Inc.	6,766,899

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Services — (Continued)

138,388	Myriad Genetics, Inc.[1]	$3,744,779
121,373	TAL International Group, Inc.	5,085,529
180,425	Tetra Tech, Inc.[1]	5,170,981

		26,811,794

	Communications — 0.7%
551,000	Harmonic, Inc.[1]	2,881,730

	Computer Software & Processing — 4.9%
229,284	Blucora, Inc.[1]	3,407,160
166,657	MedAssets, Inc.[1]	3,258,144
127,896	Medidata Solutions, Inc.[1]	5,984,254
260,049	Sapient Corp.[1]	3,149,193
225,164	Unisys Corp.[1]	5,000,893

		20,799,644

	Computers & Information — 0.9%
105,776	NETGEAR, Inc.[1]	3,713,795

	Electrical Equipment — 4.3%
96,417	AZZ, Inc.	4,125,683
126,195	EnerSys[1]	5,165,161
72,851	Littelfuse, Inc.	4,663,193
100,955	Moog, Inc. — Class A1	4,421,829

		18,375,866

	Electronics — 6.0%
123,075	Cirrus Logic, Inc.[1,2]	3,474,407
255,508	Finisar Corp.[1,2]	3,960,374
82,522	Measurement Specialties, Inc.[1]	2,913,027
206,448	Microsemi Corp.[1]	4,318,892
214,350	Multi-Fineline Electronix, Inc.[1]	3,424,241
360,151	Pericom Semiconductor Corp.[1]	2,546,267
75,433	Veeco Instruments, Inc.[1,2]	2,372,368
147,463	Volterra Semiconductor Corp.[1]	2,424,292

		25,433,868

	Entertainment & Leisure — 2.4%
153,362	Ameristar Casinos, Inc.	4,064,093
226,127	Cinemark Holdings, Inc.	6,363,214

		10,427,307

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 4.8%
155,827	Mack-Cali Realty Corp.	$4,233,820
458,836	Newcastle Investment Corp.	4,813,190
168,994	PennyMac Mortgage Investment Trust	4,495,240
180,173	Sabra Health Care, Inc.	4,520,540
202,762	Two Harbors Investment Corp.	2,518,304

		20,581,094

	Forest Products & Paper — 2.0%
493,639	Graphic Packaging Holding Co.[1]	3,460,409
212,686	KapStone Paper and Packaging Corp.	5,104,464

		8,564,873

	Health Care Providers — 2.4%
152,000	Bio-Reference Labs, Inc.[1,2]	4,221,040
69,194	Mednax, Inc.[1,2]	5,920,239

		10,141,279

	Heavy Construction — 1.7%
114,368	MYR Group, Inc.[1]	2,567,562
236,507	Primoris Services Corp.	4,536,204

		7,103,766

	Heavy Machinery — 4.2%
413,463	Entegris, Inc.[1]	4,076,745
192,315	Matrix Service Co.[1]	2,746,258
163,343	Terex Corp.[1]	5,289,047
194,821	Titan Machinery, Inc.[1,2]	5,632,275

		17,744,325

	Home Construction, Furnishings & Appliances — 1.3%
75,149	Tupperware Brands Corp.	5,726,354

	Industrial — 0.8%
70,044	Crane Co.	3,521,812

	Insurance — 6.3%
402,970	American Equity Investment Life Holding Co.	5,432,035
126,478	Amtrust Financial Services, Inc.	4,204,129
115,135	Centene Corp.[1]	4,969,227
146,896	ProAssurance Corp.	6,616,196
177,239	Protective Life Corp.	5,607,842

		26,829,429

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Lodging — 1.0%
195,956	Chesapeake Lodging Trust	$4,183,661

	Media — Broadcasting & Publishing — 0.9%
279,294	Sinclair Broadcast Group, Inc. — Class A	3,848,671

	Medical Supplies — 4.0%
74,582	Cyberonics, Inc.[1,2]	3,233,876
192,268	Hanger Orthopedic Group, Inc.[1]	5,523,860
78,552	ICU Medical, Inc.[1,2]	4,748,468
271,388	Rudolph Technologies, Inc.[1,2]	3,661,024

		17,167,228

	Oil & Gas — 6.0%
110,314	Atwood Oceanics, Inc.[1]	5,821,270
189,433	EPL Oil & Gas, Inc.[1]	4,633,531
97,619	Gulfport Energy Corp.[1]	4,028,736
72,313	Oil States International, Inc.[1]	5,610,043
237,075	Stone Energy Corp.[1]	5,334,187

		25,427,767

	Pharmaceuticals — 2.4%
184,045	Alere, Inc.[1]	3,912,797
75,079	Nu Skin Enterprises, Inc. — Class A2	3,180,346
248,560	Spectrum Pharmaceuticals, Inc.	3,134,342

		10,227,485

	Real Estate Investment Trusts — 2.6%
295,781	Ashford Hospitality Trust, Inc.	3,428,102
291,839	Brandywine Realty Trust	3,715,110
259,885	Ramco-Gershenson Properties	3,929,461

		11,072,673

	Restaurants — 2.4%
55,866	Buffalo Wild Wings, Inc.[1,2]	4,108,944
346,254	Texas Roadhouse, Inc.	6,090,608

		10,199,552

	Retailers — 0.5%
110,314	Perry Ellis International, Inc.	2,129,060

	Technology — 1.0%
96,820	MICROS Systems, Inc.[1]	4,456,625

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Telecommunications — 2.7%
139,522	j2 Global, Inc.	$4,439,590
248,580	MasTec, Inc.[1,2]	7,034,814

		11,474,404

	Transportation — 2.4%
155,031	Arctic Cat, Inc.[1]	5,602,821
329,523	Swift Transportation Co.[1]	4,501,284

		10,104,105

	Water Companies — 0.6%
50,477	American States Water Co.	2,551,612

	TOTAL COMMON STOCKS (Cost $343,526,015)	416,980,473

Face
Amount

REPURCHASE AGREEMENT* — 2.1%
$9,079,009	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $9,079,012, due 2/1/13, (collateralized by a FHLMC security with a par value of $8,875,554, coupon rate of 3.500%, due 11/15/40, market value of $9,262,874)	9,079,009

	TOTAL REPURCHASE AGREEMENT (Cost $9,079,009)	9,079,009

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 9.4%
40,177,436	State Street Navigator Securities Lending Prime Portfolio	40,177,436

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $40,177,436)	40,177,436

TOTAL INVESTMENTS (Cost $392,782,460)[3]	109.4%	$466,236,918
LIABILITIES IN EXCESS OF OTHER ASSETS	(9.4)	(40,115,100)

NET ASSETS	100.0%	$426,121,818

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $395,039,325.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%

	Aerospace & Defense — 1.8%
29,135	BE Aerospace, Inc.[1]	$1,500,161

	Banking — 10.6%
36,095	Capital One Financial Corp.	2,032,870
35,450	First Republic Bank	1,265,211
15,870	M&T Bank Corp.	1,629,690
118,250	SLM Corp.	1,997,242
56,850	Wells Fargo & Co.	1,980,086

		8,905,099

	Beverages, Food & Tobacco — 4.3%
24,290	Bunge, Ltd.	1,934,942
37,080	Reynolds American, Inc.	1,630,778

		3,565,720

	Commercial Services — 4.7%
23,515	Equifax, Inc.	1,380,331
51,385	Hertz Global Holdings, Inc.[1]	939,318
49,685	Nielsen Holdings N.V.[1,2]	1,615,259

		3,934,908

	Communications — 1.3%
15,910	Qualcomm, Inc.	1,050,537

	Computer Software & Processing — 3.7%
29,875	BMC Software, Inc.[1]	1,241,306
51,145	Fidelity National Information Services, Inc.	1,897,991

		3,139,297

	Computers & Information — 1.6%
27,100	SanDisk Corp.[1]	1,354,729

	Consumer Non — Durables — 1.9%
49,065	ConAgra Foods, Inc.	1,603,935

	Energy — 3.2%
30,070	Exxon Mobil Corp.	2,705,398

	Entertainment & Leisure — 3.3%
55,615	Time Warner, Inc.	2,809,670

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 13.5%
256,410	Bank of America Corp.	$2,902,561
23,715	Digital Realty Trust, Inc.	1,610,486
21,115	Goldman Sachs Group, Inc. (The)	3,122,064
77,540	JPMorgan Chase & Co.	3,648,257

		11,283,368

	Forest Products & Paper — 2.2%
20,340	Kimberly-Clark Corp.	1,820,633

	Heavy Construction — 1.3%
52,675	PulteGroup, Inc.[1]	1,092,480

	Heavy Machinery — 3.6%
8,995	Flowserve Corp.	1,410,146
31,090	Pentair, Ltd.	1,575,641

		2,985,787

	Insurance — 10.5%
54,305	CIGNA Corp.	3,168,154
76,660	Fidelity National Financial, Inc. — Class A	1,924,166
29,599	Torchmark Corp.	1,648,960
74,285	XL Group PLC	2,059,180

		8,800,460

	Media — Broadcasting & Publishing — 1.8%
16,720	Time Warner Cable, Inc.	1,493,765

	Medical Supplies — 2.1%
24,310	Thermo Fisher Scientific, Inc.	1,753,723

	Metals & Mining — 1.2%
22,740	Newmont Mining Corp.	976,910

	Oil & Gas — 9.6%
13,175	Ashland, Inc.	1,034,369
13,330	Chevron Corp.	1,534,949
40,150	ConocoPhillips	2,328,700
28,795	Diamond Offshore Drilling, Inc.	2,162,217
23,415	Valero Energy Corp.	1,023,938

		8,084,173

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 9.4%
31,685	Actavis, Inc.[1]	$2,737,267
28,145	McKesson Corp.	2,961,699
76,245	Mylan, Inc.[1]	2,155,446

		7,854,412

	Retailers — 5.7%
55,615	CVS Caremark Corp.	2,847,488
30,840	Signet Jewelers, Ltd.	1,929,967

		4,777,455

	Textiles, Clothing & Fabrics — 1.6%
11,480	PVH Corp.	1,364,628

	TOTAL COMMON STOCKS (Cost $71,589,192)	82,857,248

Face
Amount

REPURCHASE AGREEMENT* — 1.2%
$1,034,804	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $1,034,804, due 2/1/13, (collateralized by a FHLMC security with a par value of $1,014,073, coupon rate of 3.500%, due 11/15/40, market value of $1,058,326)	1,034,804

	TOTAL REPURCHASE AGREEMENT (Cost $1,034,804)	1,034,804

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.1%
3,473,660	State Street Navigator Securities Lending Prime Portfolio	3,473,660

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,473,660)	3,473,660

TOTAL INVESTMENTS (Cost $76,097,656)[3]	104.2%	$87,365,712
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)	(3,551,171)

NET ASSETS	100.0%	$83,814,541

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $76,210,601.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 0.9%
32,770	Taser International, Inc.[1]	$274,285

	Auto Components — 1.1%
13,356	Cooper Tire & Rubber Co.	340,044

	Biotechnology — 2.5%
81,647	Novavax, Inc.[1,2]	146,148
25,404	Spectrum Pharmaceuticals, Inc.	320,344
94,841	Vical, Inc.[1]	339,531

		806,023

	Capital Markets — 2.3%
6,138	Greenhill & Co., Inc.	361,528
9,134	Piper Jaffray Cos.[1,2]	353,760

		715,288

	Chemicals — 2.3%
13,379	Olin Corp.	311,195
19,227	PolyOne Corp.	419,918

		731,113

	Commercial Banks — 6.6%
32,021	Boston Private Financial Holdings, Inc.	296,194
42,114	First Commonwealth Financial Corp.	297,746
21,784	Hanmi Financial Corp.[1]	358,347
31,454	National Penn Bancshares, Inc.	306,676
7,010	PacWest Bancorp	192,635
18,559	PrivateBancorp, Inc.	318,658
52,508	Wilshire Bancorp, Inc.[1]	322,399

		2,092,655

	Commercial Services & Supplies — 1.4%
4,130	Consolidated Graphics, Inc.[1]	151,282
10,703	Tetra Tech, Inc.[1]	306,748

		458,030

	Communications Equipment — 4.6%
16,923	Adtran, Inc.	341,845
15,091	Dycom Industries, Inc.[1]	316,609
26,265	Globecomm Systems, Inc.[1]	325,686
16,220	MasTec, Inc.[1,2]	459,026

		1,443,166

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Consumer Finance — 2.3%
26,365	Green Dot Corp. — Class A1,2	$353,291
35,625	Netspend Holdings, Inc.[1,2]	386,175

		739,466

	Containers & Packaging — 0.9%
19,816	Myers Industries, Inc.	292,880

	Diversified Consumer Services — 1.3%
4,846	Capella Education Co.[1,2]	132,393
12,056	Grand Canyon Education, Inc.[1,2]	287,656

		420,049

	Diversified Telecommunication Services — 0.6%
4,038	Atlantic Tele-Network, Inc.	174,765

	Electric Utilities — 0.5%
4,682	El Paso Electric Co.	157,737

	Electrical Equipment — 2.1%
7,923	Belden, Inc.	381,492
7,120	EnerSys[1]	291,422

		672,914

	Electronic Equipment, Instruments & Components — 1.7%
4,949	Anixter International, Inc.	332,969
30,040	Mercury Systems, Inc.[1]	220,794

		553,763

	Energy Equipment & Services — 0.6%
2,200	Geospace Technologies Corp.[1]	198,352

	Food & Staples Retailing — 0.4%
20,579	Roundy’s, Inc.	119,770

	Food Products — 1.7%
4,512	Hain Celestial Group, Inc.[1,2]	257,139
5,796	Sanderson Farms, Inc.	292,582

		549,721

	Health Care Equipment & Supplies — 5.8%
22,461	ABIOMED, Inc.[1,2]	313,331
10,999	Align Technology, Inc.[1,2]	344,928
25,785	Natus Medical, Inc.[1]	317,671

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)

11,483	Spectranetics Corp.[1]	$191,307
8,375	STERIS Corp.	315,989
14,456	SurModics, Inc.[1]	348,534

		1,831,760

	Health Care Providers & Services — 0.9%
10,790	Bio-Reference Labs, Inc.[1,2]	299,638

	Health Care Technology — 0.8%
16,568	Omnicell, Inc.[1]	261,774

	Hotels, Restaurants & Leisure — 2.4%
8,983	Cheesecake Factory, Inc. (The)	297,876
59,000	Jamba, Inc.[1,2]	152,810
5,668	Papa John’s International, Inc.[1]	317,975

		768,661

	Internet Software & Services — 2.1%
34,684	Dice Holdings, Inc.[1,2]	326,377
17,026	Valueclick, Inc.[1,2]	348,522

		674,899

	IT Services — 5.3%
5,583	CACI International, Inc. — Class A1	299,416
14,716	Computer Task Group, Inc.[1,2]	281,664
14,711	CSG Systems International, Inc.[1]	277,008
11,027	Heartland Payment Systems, Inc.	350,218
13,375	Sapient Corp.[1]	161,971
16,411	TeleTech Holdings, Inc.[1]	306,886

		1,677,163

	Leisure Equipment & Products — 2.9%
37,027	LeapFrog Enterprises, Inc.[1,2]	333,613
28,663	Smith & Wesson Holding Corp.[1,2]	246,502
6,521	Sturm Ruger & Co., Inc.	331,071

		911,186

	Life Sciences Tools & Services — 1.0%
19,456	AMAG Pharmaceuticals, Inc.[1,2]	310,323

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 4.2%
16,147	Altra Holdings, Inc.	$386,721
5,838	Standex International Corp.	330,723
12,484	Titan International, Inc.	303,236
6,930	Watts Water Technologies, Inc.	319,473

		1,340,153

	Media — 0.4%
4,261	Valassis Communications, Inc.	119,564

	Metals & Mining — 0.7%
7,628	Worthington Industries, Inc.	209,617

	Oil, Gas & Consumable Fuels — 4.1%
8,312	CVR Energy, Inc.[1,2]	488,330
6,132	Targa Resources Corp.	370,128
12,891	Western Refining, Inc.	433,524

		1,291,982

	Paper & Forest Products — 1.5%
3,535	Clearwater Paper Corp.[1]	160,171
13,576	KapStone Paper and Packaging Corp.	325,824

		485,995

	Personal Products — 1.1%
2,583	Elizabeth Arden, Inc.[1,2]	99,213
9,501	Medifast, Inc.[1,2]	233,060

		332,273

	Pharmaceuticals — 2.7%
13,375	Impax Laboratories, Inc.[1]	269,640
51,096	Pozen, Inc.[1,2]	271,320
26,166	Vivus, Inc.[1,2]	316,870

		857,830

	Professional Services — 1.3%
16,971	On Assignment, Inc.[1]	414,941

	Real Estate Investment Trusts — 7.7%
17,532	Associated Estates Realty Corp.	283,142
10,398	Coresite Realty Corp.	306,741
12,836	DuPont Fabros Technology, Inc.	303,443
6,579	EPR Properties	308,292
12,067	Government Properties Income Trust	299,865

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

8,652	Highwoods Properties, Inc.	$311,472
11,945	Omega Healthcare Investors, Inc.	305,314
7,576	Potlatch Corp.	328,723

		2,446,992

	Road & Rail — 1.0%
14,722	Avis Budget Group, Inc.[1]	316,965

	Semiconductors & Semiconductor Equipment — 10.0%
21,881	Advanced Energy Industries, Inc.[1,2]	335,873
64,755	Entropic Communications, Inc.[1,2]	339,316
8,500	FEI Co.	518,160
86,756	GT Advanced Technologies, Inc.[1,2]	274,149
32,257	Integrated Device Technology, Inc.[1]	233,218
30,000	Micrel, Inc.	312,300
12,009	MKS Instruments, Inc.	333,850
14,841	Monolithic Power Systems, Inc.	345,795
9,222	Veeco Instruments, Inc.[1]	290,032
10,560	Volterra Semiconductor Corp.[1]	173,607

		3,156,300

	Software — 2.4%
4,749	Fair Isaac Corp.	214,037
3,752	Jack Henry & Associates, Inc.	155,633
8,288	Netscout Systems, Inc.[1]	215,737
19,788	VASCO Data Security International, Inc.[1,2]	160,283

		745,690

	Specialty Retail — 3.9%
9,727	ANN, Inc.[1,2]	299,981
3,430	Cabela’s, Inc.[1,2]	177,057
13,403	Finish Line, Inc. (The) — Class A	249,832
16,024	Pier 1 Imports, Inc.	347,560
6,796	Select Comfort Corp.[1]	149,648

		1,224,078

	Textiles, Apparel & Luxury Goods — 1.0%
20,970	Crocs, Inc.[1]	311,614

	Thrifts & Mortgage Finance — 0.9%
21,446	Dime Community Bancshares, Inc.	296,169

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Trading Companies & Distributors — 0.5%
3,050	DXP Enterprises, Inc.[1,2]	$173,545

	Water and Sewer — 1.2%
7,359	American States Water Co.	371,997

	TOTAL COMMON STOCKS (Cost $26,366,400)	31,571,130

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$249,927	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $249,927, due 2/1/13, (collateralized by a FHLMC security with a par value of $244,665, coupon rate of 3.500%, due 11/15/40, market value of $255,342)	249,927

	TOTAL REPURCHASE AGREEMENT (Cost $249,927)	249,927

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 18.1%
5,722,621	State Street Navigator Securities Lending Prime Portfolio	5,722,621

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,722,621)	5,722,621

TOTAL INVESTMENTS (Cost $32,338,948)[3]	118.5%	$37,543,678
LIABILITIES IN EXCESS OF OTHER ASSETS	(18.5)	(5,864,190)

NET ASSETS	100.0%	$31,679,488

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $32,384,105.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 2.6%
18,287	General Dynamics Corp.	$1,212,428
7,557	L-3 Communications Holdings, Inc.	573,727
19,097	Northrop Grumman Corp.	1,242,069
18,411	Raytheon Co.	969,892

		3,998,116

	Airlines — 1.0%
129,859	Southwest Airlines Co.	1,455,719

	Auto Components — 1.9%
37,299	Delphi Automotive PLC[1]	1,441,979
25,690	TRW Automotive Holdings Corp.[1]	1,480,515

		2,922,494

	Beverages — 2.5%
29,933	Coca-Cola Enterprises, Inc.	1,043,764
27,113	Dr Pepper Snapple Group, Inc.	1,221,983
33,135	Molson Coors Brewing Co. — Class B	1,497,039

		3,762,786

	Biotechnology — 3.0%
17,802	Amgen, Inc.	1,521,359
7,749	Celgene Corp.[1]	766,841
55,378	Gilead Sciences, Inc.[1,2]	2,184,662

		4,472,862

	Capital Markets — 2.2%
41,230	Bank of New York Mellon Corp.	1,119,807
42,308	Eaton Vance Corp.	1,531,549
4,293	Goldman Sachs Group, Inc. (The)	634,763

		3,286,119

	Chemicals — 3.1%
4,241	CF Industries Holdings, Inc.	971,910
31,674	Eastman Chemical Co.	2,253,605
16,880	Westlake Chemical Corp.	1,550,597

		4,776,112

	Commercial Banks — 4.1%
28,269	BB&T Corp.	855,985
35,563	Comerica, Inc.	1,221,945

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Banks — (Continued)

92,602	Fifth Third Bancorp	$1,508,486
47,827	SunTrust Banks, Inc.	1,356,852
36,013	Wells Fargo & Co.	1,254,333

		6,197,601

	Communications Equipment — 1.9%
65,661	Cisco Systems, Inc.	1,350,647
71,030	Juniper Networks, Inc.[1,2]	1,589,651

		2,940,298

	Computers & Peripherals — 3.3%
3,507	Apple, Inc.	1,596,772
42,188	NetApp, Inc.[1]	1,518,768
33,024	Seagate Technology PLC	1,122,156
16,722	Western Digital Corp.	785,934

		5,023,630

	Construction & Engineering — 2.9%
30,365	Chicago Bridge & Iron Co. NV	1,542,846
21,491	Fluor Corp.	1,393,261
29,960	Jacobs Engineering Group, Inc.[1]	1,441,376

		4,377,483

	Consumer Finance — 0.9%
35,747	Discover Financial Services	1,372,327

	Diversified Consumer Services — 0.9%
87,466	Service Corp. International	1,305,867

	Diversified Financial Services — 2.8%
31,142	Citigroup, Inc.	1,312,947
32,207	JPMorgan Chase & Co.	1,515,339
51,727	Nasdaq Stock Market, Inc. (The)	1,464,909

		4,293,195

	Diversified Telecommunication Services — 0.8%
35,027	AT&T, Inc.	1,218,589

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 1.9%
13,714	American Electric Power Co., Inc.	$621,107
75,905	N.V. Energy, Inc.	1,436,882
29,090	PPL Corp.	881,136

		2,939,125

	Electrical Equipment — 0.4%
7,557	Rockwell Automation, Inc.	674,009

	Energy Equipment & Services — 5.9%
24,352	Cameron International Corp.[1]	1,541,725
21,769	Ensco PLC — Class A	1,383,856
33,128	Halliburton Co.	1,347,647
24,671	Helmerich & Payne, Inc.	1,587,332
95,669	Nabors Industries, Ltd.[1]	1,594,802
19,771	National Oilwell Varco, Inc.	1,465,822

		8,921,184

	Food & Staples Retailing — 1.6%
17,550	CVS Caremark Corp.	898,560
30,921	Kroger Co. (The)	856,512
17,539	Walgreen Co.	700,858

		2,455,930

	Food Products — 2.7%
42,623	ConAgra Foods, Inc.	1,393,346
42,236	Hormel Foods Corp.	1,461,788
19,494	Ingredion, Inc.	1,287,968

		4,143,102

	Gas Utilities — 1.0%
41,866	UGI Corp.	1,475,358

	Health Care Equipment & Supplies — 0.8%
15,690	Zimmer Holdings, Inc.	1,170,474

	Health Care Providers & Services — 2.5%
19,380	Aetna, Inc.	934,697
24,076	AmerisourceBergen Corp.	1,092,328
14,590	Cardinal Health, Inc.	639,188
16,900	WellPoint, Inc.	1,095,458

		3,761,671

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 0.8%
20,463	Wyndham Worldwide Corp.	$1,141,631

	Household Products — 0.9%
23,301	Church & Dwight, Inc.	1,346,565

	Industrial Conglomerates — 0.8%
11,645	3M Co.	1,170,905

	Insurance — 5.7%
27,696	Aflac, Inc.	1,469,550
33,414	Allstate Corp. (The)	1,466,874
60,240	Fidelity National Financial, Inc. — Class A	1,512,024
184,940	Genworth Financial, Inc. — Class A1	1,695,900
34,658	Lincoln National Corp.	1,004,389
43,053	Marsh & McLennan Cos., Inc.	1,527,520

		8,676,257

	Internet Software & Services — 2.2%
31,522	Akamai Technologies, Inc.[1]	1,283,261
37,040	eBay, Inc.[1]	2,071,647

		3,354,908

	IT Services — 4.4%
19,178	Accenture PLC — Class A	1,378,706
30,400	Amdocs, Ltd.	1,084,976
17,452	Cognizant Technology Solutions Corp. — Class A1	1,364,397
59,326	Total System Services, Inc.	1,379,330
9,316	Visa, Inc. — Class A	1,471,090

		6,678,499

	Life Sciences Tools & Services — 2.1%
26,578	Life Technologies Corp.[1]	1,719,331
21,107	Thermo Fisher Scientific, Inc.	1,522,659

		3,241,990

	Machinery — 3.2%
26,234	AGCO Corp.[1]	1,390,402
10,394	Illinois Tool Works, Inc.	653,055
27,131	Ingersoll-Rand PLC	1,394,262
27,359	Lincoln Electric Holdings, Inc.	1,475,471

		4,913,190

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 3.3%
44,411	Comcast Corp. — Class A	$1,691,171
71,452	Gannett Co., Inc.	1,402,603
10,906	Scripps Networks Interactive, Inc. — Class A	673,664
6,628	Time Warner Cable, Inc.	592,145
13,381	Time Warner, Inc.	676,008

		5,035,591

	Multi-Utilities — 0.8%
37,493	Public Service Enterprise Group, Inc.	1,169,032

	Oil, Gas & Consumable Fuels — 6.2%
35,383	Marathon Oil Corp.	1,189,223
20,073	Marathon Petroleum Corp.	1,489,617
22,906	Murphy Oil Corp.	1,363,365
55,681	Peabody Energy Corp.	1,400,377
46,840	Tesoro Corp.	2,280,640
39,134	Valero Energy Corp.	1,711,330

		9,434,552

	Paper & Forest Products — 0.4%
14,156	International Paper Co.	586,342

	Pharmaceuticals — 3.2%
20,500	Bristol-Myers Squibb Co.	740,870
24,327	Eli Lilly & Co.	1,306,117
49,893	Mylan, Inc.[1]	1,410,475
52,883	Pfizer, Inc.	1,442,648

		4,900,110

	Professional Services — 0.9%
38,454	Robert Half International, Inc.	1,355,119

	Real Estate Investment Trusts — 3.4%
55,611	Hospitality Properties Trust	1,402,509
57,063	Kimco Realty Corp.	1,185,199
32,393	Liberty Property Trust	1,268,834
27,425	Regency Centers Corp.	1,366,588

		5,223,130

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 3.0%
46,841	Maxim Integrated Products, Inc.	$1,473,149
122,167	NVIDIA Corp.	1,497,767
67,909	Skyworks Solutions, Inc.[1]	1,625,742

		4,596,658

	Software — 2.4%
18,959	Autodesk, Inc.[1]	737,126
40,244	Oracle Corp.	1,429,064
70,778	Symantec Corp.[1]	1,540,837

		3,707,027

	Specialty Retail — 3.2%
44,445	Gap, Inc. (The)	1,452,463
11,708	PetSmart, Inc.	765,820
28,644	Ross Stores, Inc.	1,710,047
21,568	TJX Cos., Inc. (The)	974,442

		4,902,772

	Tobacco — 0.7%
22,495	Reynolds American, Inc.	989,330

	Wireless Telecommunication Services — 1.1%
63,980	Telephone & Data Systems, Inc.	1,618,054

	TOTAL COMMON STOCKS (Cost $118,524,985)	150,985,713

Face
Amount

REPURCHASE AGREEMENT* — 1.5%
$2,282,020	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $2,282,022, due 2/1/13, (collateralized by a FHLMC security with a par value of $2,230,961, coupon rate of 3.500%, due 11/15/40, market value of $2,328,318)	2,282,020

	TOTAL REPURCHASE AGREEMENT (Cost $2,282,020)	2,282,020

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
3,802,439	State Street Navigator Securities Lending Prime Portfolio	$3,802,439

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,802,439)	3,802,439

TOTAL INVESTMENTS (Cost $124,609,444)[3]	103.4%	$157,070,172
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.4)	(5,212,660)

NET ASSETS	100.0%	$151,857,512

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $124,611,012.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 3.6%
20,345	Lockheed Martin Corp.	$1,767,370
24,176	United Technologies Corp.	2,117,092

		3,884,462

	Auto Components — 2.0%
56,573	Delphi Automotive PLC[1]	2,187,112

	Beverages — 2.0%
47,723	Dr Pepper Snapple Group, Inc.	2,150,876

	Biotechnology — 3.5%
22,256	Amgen, Inc.	1,901,998
49,202	Gilead Sciences, Inc.[1]	1,941,019

		3,843,017

	Capital Markets — 0.9%
27,762	Eaton Vance Corp.	1,004,984

	Chemicals — 3.9%
9,037	CF Industries Holdings, Inc.	2,071,009
23,791	Eastman Chemical Co.	1,692,730
10,967	EI du Pont de Nemours & Co.	520,384

		4,284,123

	Communications Equipment — 1.2%
19,555	Qualcomm, Inc.	1,291,217

	Computers & Peripherals — 6.2%
3,746	Apple, Inc.	1,705,592
3,518	International Business Machines Corp.	714,400
51,686	NetApp, Inc.[1]	1,860,696
52,597	Western Digital Corp.	2,472,059

		6,752,747

	Construction & Engineering — 3.5%
31,828	Chicago Bridge & Iron Co. NV	1,617,181
33,427	Fluor Corp.	2,167,072

		3,784,253

	Diversified Financial Services — 0.9%
17,213	Moody’s Corp.	943,617

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.2%
17,514	Cameron International Corp.[1]	$1,108,811
48,369	Halliburton Co.	1,967,651
22,796	Helmerich & Payne, Inc.	1,466,695

		4,543,157

	Food & Staples Retailing — 0.6%
24,050	Kroger Co. (The)	666,185

	Food Products — 4.1%
51,130	General Mills, Inc.	2,144,392
65,649	Hormel Foods Corp.	2,272,112

		4,416,504

	Health Care Providers & Services — 3.5%
24,424	AmerisourceBergen Corp.	1,108,117
15,918	Cardinal Health, Inc.	697,368
19,001	McKesson Corp.	1,999,475

		3,804,960

	Hotels, Restaurants & Leisure — 3.2%
62,825	Brinker International, Inc.	2,056,890
35,750	International Game Technology	549,478
15,249	Wyndham Worldwide Corp.	850,742

		3,457,110

	Household Products — 2.0%
37,924	Church & Dwight, Inc.	2,191,628

	Industrial Conglomerates — 0.9%
9,838	3M Co.	989,211

	Insurance — 2.8%
61,867	Marsh & McLennan Cos., Inc.	2,195,041
11,135	Travelers Cos., Inc. (The)	873,652

		3,068,693

	Internet Software & Services — 4.7%
61,710	Akamai Technologies, Inc.[1]	2,512,214
46,450	eBay, Inc.[1]	2,597,949

		5,110,163

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	IT Services — 8.2%
27,799	Accenture PLC — Class A	$1,998,470
29,215	Cognizant Technology Solutions Corp. — Class A1	2,284,029
41,255	SAIC, Inc.	499,185
78,593	Total System Services, Inc.	1,827,287
14,768	Visa, Inc. — Class A	2,332,015

		8,940,986

	Machinery — 4.3%
31,185	Illinois Tool Works, Inc.	1,959,354
42,127	Ingersoll-Rand PLC	2,164,906
10,289	Lincoln Electric Holdings, Inc.	554,886

		4,679,146

	Media — 3.9%
56,862	Comcast Corp. — Class A	2,165,305
45,996	News Corp. — Class A	1,275,929
12,645	Scripps Networks Interactive, Inc. — Class A	781,082

		4,222,316

	Multi-line Retail — 1.0%
9,585	Dollar General Corp.[1]	443,019
15,457	Dollar Tree, Inc.[1]	618,125

		1,061,144

	Office Electronics — 2.0%
50,523	Zebra Technologies Corp. — Class A1	2,186,635

	Oil, Gas & Consumable Fuels — 1.6%
39,983	World Fuel Services Corp.	1,723,667

	Pharmaceuticals — 4.3%
43,320	Eli Lilly & Co.	2,325,851
84,013	Mylan, Inc.[1]	2,375,047

		4,700,898

	Professional Services — 2.0%
62,155	Robert Half International, Inc.	2,190,342

	Real Estate Investment Trusts — 3.3%
71,884	Apartment Investment & Management Co. — Class A	1,960,995
31,771	Regency Centers Corp.	1,583,149

		3,544,144

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 4.6%
14,385	Avago Technologies, Ltd.	$514,551
224,787	LSI Corp.[1]	1,582,501
17,491	Maxim Integrated Products, Inc.	550,092
98,973	Skyworks Solutions, Inc.[1]	2,369,414

		5,016,558

	Software — 3.8%
71,734	Microsoft Corp.	1,970,533
61,079	Oracle Corp.	2,168,915

		4,139,448

	Specialty Retail — 4.9%
9,097	Bed Bath & Beyond, Inc.[1]	533,994
48,159	Gap, Inc. (The)	1,573,836
8,675	Home Depot, Inc.	580,531
10,419	PetSmart, Inc.	681,507
8,285	Ross Stores, Inc.	494,615
33,729	TJX Cos., Inc. (The)	1,523,876

		5,388,359

	Tobacco — 2.0%
50,328	Reynolds American, Inc.	2,213,425

	TOTAL COMMON STOCKS (Cost $88,851,516)	108,381,087

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$552,277	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $552,277, due 2/1/13, (collateralized by a FHLMC security with a par value of $540,839, coupon rate of 3.500%, due 11/15/40, market value of $564,441)	552,277

	TOTAL REPURCHASE AGREEMENT (Cost $552,277)	552,277

TOTAL INVESTMENTS (Cost $89,403,793)[2]	100.1%	$108,933,364
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(102,035)

NET ASSETS	100.0%	$108,831,329

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $89,398,802.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.6%

	Aerospace & Defense — 4.4%
3,040	L-3 Communications Holdings, Inc.	$230,797
3,165	Northrop Grumman Corp.	205,852
6,356	Orbital Sciences Corp.[1]	93,433
3,643	Raytheon Co.	191,913

		721,995

	Airlines — 1.3%
18,590	Southwest Airlines Co.[2]	208,394

	Auto Components — 0.5%
2,060	Delphi Automotive PLC[1]	79,640

	Automobiles — 1.3%
10,224	Ford Motor Co.	132,401
2,814	General Motors Co.[1,2]	79,045

		211,446

	Beverages — 0.5%
2,562	Constellation Brands, Inc.[1]	82,906

	Biotechnology — 1.3%
8,164	Myriad Genetics, Inc.[1,2]	220,918

	Capital Markets — 1.6%
6,758	Medley Capital Corp.[2]	102,722
14,980	Prospect Capital Corp.	168,974

		271,696

	Chemicals — 5.1%
628	CF Industries Holdings, Inc.	143,919
2,400	Eastman Chemical Co.	170,760
4,960	Innospec, Inc.	199,640
2,864	Minerals Technologies, Inc.	118,484
1,482	PPG Industries, Inc.[2]	204,323

		837,126

	Commercial Banks — 4.8%
7,140	East West Bancorp, Inc.[2]	167,433
10,040	Fifth Third Bancorp	163,551
11,680	Huntington Bancshares, Inc.	81,293

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Banks — (Continued)

18,920	KeyCorp	$177,848
5,920	PacWest Bancorp	162,682
3,291	Umpqua Holdings Corp.[2]	41,598

		794,405

	Commercial Services & Supplies — 0.9%
9,697	Sykes Enterprises, Inc.[1]	156,122

	Communications Equipment — 2.0%
12,310	Cisco Systems, Inc.	253,217
3,040	MasTec, Inc.[1,2]	86,032

		339,249

	Computers & Peripherals — 0.2%
560	Western Digital Corp.	26,320

	Construction & Engineering — 2.4%
5,560	EMCOR Group, Inc.	201,995
4,597	URS Corp.	190,683

		392,678

	Consumer Finance — 0.7%
2,960	Discover Financial Services	113,634

	Diversified Consumer Services — 1.2%
13,515	Service Corp. International[2]	201,779

	Electric Utilities — 1.9%
4,160	Exelon Corp.	130,790
8,365	PNM Resources, Inc.	178,677

		309,467

	Electrical Equipment — 0.8%
3,065	EnerSys[1,2]	125,451

	Electronic Equipment, Instruments & Components — 1.8%
6,431	Avnet, Inc.[1]	227,400
4,100	Jabil Circuit, Inc.	77,531

		304,931

	Energy Equipment & Services — 5.9%
2,240	Diamond Offshore Drilling, Inc.	168,202
2,537	National Oilwell Varco, Inc.	188,093

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)

2,760	Oceaneering International, Inc.	$174,459
4,773	Patterson-UTI Energy, Inc.[2]	97,083
11,860	RPC, Inc.[2]	177,544
6,980	Superior Energy Services, Inc.[1,2]	174,291

		979,672

	Food & Staples Retailing — 1.8%
2,412	CVS Caremark Corp.	123,494
8,642	Safeway, Inc.[2]	166,359

		289,853

	Food Products — 2.2%
1,181	Lancaster Colony Corp.	84,394
1,357	Sanderson Farms, Inc.	68,501
9,240	Tyson Foods, Inc. — Class A	204,389

		357,284

	Health Care Equipment & Supplies — 1.9%
6,155	CareFusion Corp.[1]	191,051
3,840	Hill-Rom Holdings, Inc.	127,411

		318,462

	Health Care Providers & Services — 3.8%
4,440	Aetna, Inc.	214,141
3,442	Cardinal Health, Inc.	150,794
4,773	Omnicare, Inc.	185,908
1,281	WellPoint, Inc.[2]	83,035

		633,878

	Health Care Technology — 1.2%
12,234	Omnicell, Inc.[1]	193,297

	Hotels, Restaurants & Leisure — 2.2%
3,316	Cheesecake Factory, Inc. (The)[2]	109,958
11,053	Krispy Kreme Doughnuts, Inc.[1,2]	143,689
6,340	Multimedia Games Holding Co., Inc.[1]	107,400

		361,047

	Insurance — 4.3%
30,397	Genworth Financial, Inc. — Class A1	278,740
2,920	Lincoln National Corp.[2]	84,622

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

5,703	Primerica, Inc.[2]	$187,515
3,020	Stewart Information Services Corp.[2]	80,211
3,400	Unum Group	79,254

		710,342

	Internet Software & Services — 1.6%
3,366	Akamai Technologies, Inc.[1,2]	137,030
19,896	United Online, Inc.[2]	132,109

		269,139

	IT Services — 6.1%
3,140	Accenture PLC — Class A	225,735
2,663	Amdocs, Ltd.	95,042
3,190	CACI International, Inc. — Class A1	171,080
4,321	Euronet Worldwide, Inc.[1,2]	105,735
13,013	SAIC, Inc.[2]	157,457
1,633	Visa, Inc. — Class A2	257,867

		1,012,916

	Life Sciences Tools & Services — 2.3%
1,507	Life Technologies Corp.[1]	97,488
3,944	Thermo Fisher Scientific, Inc.	284,520

		382,008

	Machinery — 3.7%
3,020	AGCO Corp.[1,2]	160,060
2,235	Gardner Denver, Inc.	157,277
3,567	Hyster-Yale Materials Handling, Inc.[2]	178,992
1,784	NACCO Industries, Inc. — Class A	116,246

		612,575

	Media — 1.4%
3,492	Comcast Corp. — Class A	132,975
5,100	Gannett Co., Inc.[2]	100,113

		233,088

	Metals & Mining — 1.4%
1,482	Reliance Steel & Aluminum Co.[2]	95,915
5,250	Worthington Industries, Inc.	144,270

		240,185

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 1.6%
1,281	Dillard’s, Inc. — Class A	$108,129
1,884	Dollar Tree, Inc.[1]	75,341
2,160	Macy’s, Inc.	85,342

		268,812

	Multi-Utilities — 0.9%
4,980	Public Service Enterprise Group, Inc.[2]	155,276

	Oil, Gas & Consumable Fuels — 5.6%
5,502	Denbury Resources, Inc.[1,2]	102,502
1,260	HollyFrontier Corp.[2]	65,797
1,180	Marathon Petroleum Corp.	87,568
3,220	Peabody Energy Corp.[2]	80,983
4,600	Tesoro Corp.	223,974
21,000	Vaalco Energy, Inc.[1,2]	178,290
4,220	Valero Energy Corp.	184,541

		923,655

	Paper & Forest Products — 1.8%
1,382	Domtar Corp.	115,024
4,292	International Paper Co.[2]	177,775

		292,799

	Personal Products — 1.7%
5,878	Medifast, Inc.[1,2]	144,187
3,693	USANA Health Sciences, Inc.[1,2]	130,917

		275,104

	Professional Services — 0.4%
4,600	Kelly Services, Inc.[2]	73,324

	Real Estate Investment Trusts — 7.3%
7,486	Apartment Investment & Management Co. — Class A	204,218
9,160	Associated Estates Realty Corp.[2]	147,934
14,771	Brandywine Realty Trust	188,035
9,119	Colonial Properties Trust	199,797
11,480	Duke Realty Corp.[2]	176,907
8,014	Hospitality Properties Trust[2]	202,113
7,700	Lexington Realty Trust	84,700

		1,203,704

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 1.9%
19,946	LSI Corp.[1]	$140,420
13,968	NVIDIA Corp.[2]	171,248

		311,668

	Software — 0.4%
3,720	Ebix, Inc.[2]	60,785

	Specialty Retail — 2.0%
3,844	Gap, Inc. (The)	125,622
2,060	Ross Stores, Inc.	122,982
1,934	TJX Cos., Inc. (The)	87,378

		335,982

	Trading Companies & Distributors — 0.5%
2,236	Beacon Roofing Supply, Inc.[1,2]	80,809

	TOTAL COMMON STOCKS (Cost $13,654,740)	15,973,821

Face
Amount

REPURCHASE AGREEMENT* — 0.6%
$95,044	With State Street Bank & Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $95,044 due 2/1/13, (collateralized by a FHLMC security with a par value of $93,359, coupon rate of 3.500%, due 11/15/40, market value of $97,433)	95,044

	TOTAL REPURCHASE AGREEMENTS (Cost $95,044)	95,044

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 30.3%
5,012,934	State Street Navigator Securities Lending Prime Portfolio	5,012,934

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,012,934)	5,012,934

TOTAL LONG INVESTMENTS (Cost $18,762,718)	127.5%	$21,081,799

COMMON STOCKS SOLD SHORT* — (61.4)%

	Aerospace & Defense — (1.0)%
(1,256)	TransDigm Group, Inc.	(170,113)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Beverages — (0.3)%
(690)	Brown-Forman Corp. — Class B	$(44,643)

	Building Products — (1.1)%
(4,346)	Trex Co., Inc.[1]	(183,618)

	Capital Markets — (1.2)%
(8,315)	E*Trade Financial Corp.[1]	(88,222)
(5,853)	TD Ameritrade Holding Corp.	(113,490)

		(201,712)

	Chemicals — (2.8)%
(1,156)	Airgas, Inc.	(110,098)
(6,255)	Balchem Corp.	(233,937)
(1,583)	Ecolab, Inc.	(114,609)

		(458,644)

	Commercial Banks — (2.4)%
(2,763)	CIT Group, Inc.[1]	(117,013)
(4,100)	Hancock Holding Co.	(123,902)
(2,939)	IBERIABANK Corp.	(151,329)

		(392,244)

	Commercial Services & Supplies — (1.0)%
(2,864)	Clean Harbors, Inc.[1]	(159,210)

	Computers & Peripherals — (1.0)%
(6,100)	NCR Corp.[1]	(169,397)

	Construction Materials — (2.0)%
(1,660)	Martin Marietta Materials, Inc.	(163,892)
(2,839)	Vulcan Materials Co.	(160,574)

		(324,466)

	Containers & Packaging — (0.5)%
(1,658)	AptarGroup, Inc.	(85,437)

	Electrical Equipment — (1.0)%
(4,220)	Woodward Governor Co.	(162,090)

	Electronic Equipment, Instruments & Components — (0.8)%
(16,630)	TTM Technologies, Inc.[1]	(132,541)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Energy Equipment & Services — (1.5)%
(1,300)	Lufkin Industries, Inc.	$(75,283)
(4,840)	Rowan Cos. PLC[1]	(166,883)

		(242,166)

	Food & Staples Retailing — (0.5)%
(1,520)	Casey’s General Stores, Inc.	(83,190)

	Food Products — (0.9)%
(2,989)	TreeHouse Foods, Inc.[1]	(158,208)

	Gas Utilities — (1.5)%
(3,793)	New Jersey Resources Corp.	(159,420)
(1,959)	Northwest Natural Gas Co.	(88,978)

		(248,398)

	Health Care Equipment & Supplies — (4.7)%
(3,420)	DENTSPLY International, Inc.	(142,819)
(12,134)	DexCom, Inc.[1]	(184,801)
(1,759)	Edwards Lifesciences Corp.[1]	(158,187)
(4,271)	Haemonetics Corp.[1]	(179,125)
(9,144)	NxStage Medical, Inc.[1]	(106,985)

		(771,917)

	Health Care Technology — (1.1)%
(3,366)	Computer Programs & Systems, Inc.	(177,085)

	Hotels, Restaurants & Leisure — (2.8)%
(502)	Chipotle Mexican Grill, Inc.[1]	(154,119)
(6,356)	International Speedway Corp. — Class A	(174,218)
(703)	McDonald’s Corp.	(66,989)
(528)	Wynn Resorts, Ltd.	(66,116)

		(461,442)

	Household Products — (0.7)%
(1,040)	Colgate-Palmolive Co.	(111,665)

	Insurance — (2.0)%
(920)	Enstar Group, Ltd.[1]	(113,215)
(477)	Markel Corp.[1]	(227,114)

		(340,329)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Internet & Catalog Retail — (1.1)%
(678)	Amazon.Com, Inc.[1]	$(180,009)

	Internet Software & Services — (0.3)%
(251)	Equinix, Inc.[1]	(54,073)

	IT Services — (2.7)%
(300)	Mastercard, Inc. — Class A	(155,520)
(11,606)	MoneyGram International, Inc.[1]	(159,814)
(1,583)	WEX, Inc.[1]	(124,440)

		(439,774)

	Life Sciences Tools & Services — (0.7)%
(1,300)	Waters Corp.[1]	(119,041)

	Machinery — (4.2)%
(5,502)	Blount International, Inc.[1]	(93,809)
(1,985)	Caterpillar, Inc.	(195,304)
(3,040)	CLARCOR, Inc.	(153,399)
(1,960)	Graco, Inc.	(112,112)
(7,040)	Greenbrier Cos., Inc.[1]	(140,307)

		(694,931)

	Media — (0.7)%
(1,780)	Morningstar, Inc.	(120,488)

	Metals & Mining — (2.0)%
(3,844)	Allegheny Technologies, Inc.	(121,662)
(1,120)	Compass Minerals International, Inc.	(80,696)
(3,592)	Walter Energy, Inc.	(134,880)

		(337,238)

	Oil, Gas & Consumable Fuels — (3.4)%
(2,960)	Berry Petroleum Co. — Class A	(108,987)
(8,900)	Cheniere Energy, Inc.[1]	(188,947)
(1,440)	Pioneer Natural Resources Co.	(169,258)
(1,760)	SM Energy Co.	(102,361)

		(569,553)

	Pharmaceuticals — (0.7)%
(1,120)	Allergan, Inc.	(117,611)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Professional Services — (0.3)%
(427)	IHS, Inc. — Class A1	$(43,938)

	Real Estate Investment Trusts — (5.5)%
(2,035)	American Tower Corp.	(154,965)
(1,382)	AvalonBay Communities, Inc.	(179,370)
(955)	Camden Property Trust	(66,268)
(1,532)	Digital Realty Trust, Inc.	(104,038)
(2,562)	Kilroy Realty Corp.	(127,844)
(1,306)	National Health Investors, Inc.	(83,127)
(2,780)	ProLogis, Inc.	(110,922)
(3,316)	UDR, Inc.	(79,219)

		(905,753)

	Semiconductors & Semiconductor Equipment — (0.5)%
(2,040)	Lam Research Corp.[1]	(83,926)

	Software — (3.0)%
(5,140)	Rovi Corp.[1]	(88,871)
(1,256)	Salesforce.com, Inc.[1]	(216,195)
(1,256)	Ultimate Software Group, Inc.[1]	(127,534)
(4,200)	Websense, Inc.[1]	(61,446)

		(494,046)

	Specialty Retail — (2.3)%
(2,763)	Tiffany & Co.	(181,667)
(1,884)	Tractor Supply Co.	(195,314)

		(376,981)

	Tobacco — (1.1)%
(5,476)	Altria Group, Inc.	(184,432)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (2.1)%
(2,010)	Watsco, Inc.	$(151,454)
(904)	WW Grainger, Inc.	(196,909)

		(348,363)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(9,807,247))	(10,148,672)

TOTAL SHORT INVESTMENTS (Proceeds $(9,807,247))	(61.4)%	$(10,148,672)

TOTAL INVESTMENTS (Cost $8,955,471)[3]	66.1%	$10,933,127
OTHER ASSETS IN EXCESS OF LIABILITIES	33.9	5,610,384

NET ASSETS	100.0%	$16,543,511

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $9,001,891.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 124.6%

	Aerospace & Defense — 5.3%
20,780	Exelis, Inc.	$228,372
9,080	General Dynamics Corp.[1]	602,004
4,280	L-3 Communications Holdings, Inc.	324,938
11,020	Northrop Grumman Corp.[1]	716,741
11,380	Raytheon Co.	599,498

		2,471,553

	Airlines — 1.2%
51,060	Southwest Airlines Co.[1]	572,383

	Auto Components — 1.2%
24,280	Standard Motor Products, Inc.	563,539

	Automobiles — 2.1%
56,720	Ford Motor Co.	734,524
8,660	General Motors Co.[1,2]	243,259

		977,783

	Beverages — 1.8%
18,920	Coca-Cola Enterprises, Inc.	659,741
6,020	Constellation Brands, Inc.[2]	194,807

		854,548

	Biotechnology — 1.2%
21,570	Myriad Genetics, Inc.[1,2]	583,684

	Capital Markets — 1.8%
26,980	Federated Investors, Inc. — Class B1	638,347
19,960	Prospect Capital Corp.	225,149

		863,496

	Chemicals — 3.9%
1,320	CF Industries Holdings, Inc.	302,504
6,500	Eastman Chemical Co.	462,475
12,440	Minerals Technologies, Inc.[1]	514,643
3,980	PPG Industries, Inc.[1]	548,723

		1,828,345

	Commercial Banks — 4.9%
7,860	BB&T Corp.	238,001
21,200	East West Bancorp, Inc.[1]	497,140

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Banks — (Continued)

37,080	Fifth Third Bancorp	$604,033
66,868	KeyCorp	628,559
25,880	Western Alliance Bancorp[2]	318,324

		2,286,057

	Commercial Services & Supplies — 1.4%
41,640	Sykes Enterprises, Inc.[2]	670,404

	Communications Equipment — 3.7%
29,920	Cisco Systems, Inc.	615,454
26,440	Corning, Inc.	317,280
30,880	Juniper Networks, Inc.[1,2]	691,095
3,260	MasTec, Inc.[1,2]	92,258

		1,716,087

	Computers & Peripherals — 0.7%
750	Apple, Inc.	341,482

	Construction & Engineering — 3.1%
20,960	EMCOR Group, Inc.	761,477
17,200	URS Corp.	713,456

		1,474,933

	Diversified Consumer Services — 1.0%
31,580	Service Corp. International[1]	471,489

	Diversified Financial Services — 1.1%
10,800	JPMorgan Chase & Co.[1]	508,140

	Electric Utilities — 2.6%
37,840	PNM Resources, Inc.[1]	808,263
14,360	PPL Corp.	434,964

		1,243,227

	Electrical Equipment — 0.7%
7,720	AMETEK, Inc.[1]	316,443

	Electronic Equipment, Instruments & Components — 1.8%
10,140	Avnet, Inc.[2]	358,550
26,580	Jabil Circuit, Inc.[1]	502,628

		861,178

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 5.8%
15,460	Halliburton Co.	$628,913
7,840	National Oilwell Varco, Inc.[1]	581,258
8,340	Oceaneering International, Inc.	527,171
5,800	Schlumberger, Ltd.	452,690
20,840	Superior Energy Services, Inc.[1,2]	520,375

		2,710,407

	Food & Staples Retailing — 2.1%
9,200	CVS Caremark Corp.	471,040
18,980	Kroger Co. (The)[1]	525,746

		996,786

	Food Products — 5.5%
19,300	Campbell Soup Co.[1]	708,503
22,120	ConAgra Foods, Inc.[1]	723,103
9,180	Sanderson Farms, Inc.	463,406
30,980	Tyson Foods, Inc. — Class A	685,278

		2,580,290

	Health Care Providers & Services — 4.5%
13,470	Aetna, Inc.	649,658
53,460	Amedisys, Inc.[2]	594,475
5,660	Health Net, Inc.[2]	153,952
10,880	WellPoint, Inc.[1]	705,242

		2,103,327

	Health Care Technology — 0.5%
15,000	Omnicell, Inc.[2]	237,000

	Hotels, Restaurants & Leisure — 2.1%
17,840	Cheesecake Factory, Inc. (The)[1]	591,574
8,640	Multimedia Games Holding Co., Inc.[2]	146,362
4,540	Wyndham Worldwide Corp.	253,287

		991,223

	Insurance — 8.2%
8,600	Aflac, Inc.	456,316
19,440	Fidelity National Financial, Inc. — Class A	487,944
20,980	First American Financial Corp.[1]	501,212
32,560	Horace Mann Educators Corp.[1]	707,855

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

17,680	Lincoln National Corp.[1]	$512,366
18,560	Primerica, Inc.[1]	610,253
22,340	Stewart Information Services Corp.[1]	593,350

		3,869,296

	Internet Software & Services — 4.9%
18,800	Akamai Technologies, Inc.[2]	765,348
13,220	eBay, Inc.[2]	739,395
117,440	United Online, Inc.[1]	779,801

		2,284,544

	IT Services — 5.6%
11,100	Accenture PLC — Class A	797,979
19,960	Heartland Payment Systems, Inc.[1]	633,929
27,180	SAIC, Inc.[1]	328,878
5,480	Visa, Inc. — Class A1	865,347

		2,626,133

	Life Sciences Tools & Services — 4.5%
12,960	Life Technologies Corp.[2]	838,382
14,060	Parexel International Corp.[2]	475,931
10,940	Thermo Fisher Scientific, Inc.	789,212

		2,103,525

	Machinery — 5.5%
14,240	AGCO Corp.[1,2]	754,720
10,520	Hyster-Yale Materials Handling, Inc.[1]	527,894
9,560	Illinois Tool Works, Inc.[1]	600,655
10,560	NACCO Industries, Inc. — Class A1	688,089

		2,571,358

	Media — 2.5%
13,440	Comcast Corp. — Class A	511,795
33,420	Gannett Co., Inc.[1]	656,035

		1,167,830

	Metals & Mining — 0.8%
12,940	Worthington Industries, Inc.	355,591

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 2.0%
12,750	Dollar Tree, Inc.[2]	$509,872
11,260	Macy’s, Inc.	444,883

		954,755

	Multi-Utilities — 2.2%
3,000	DTE Energy Co.[1]	189,930
11,590	Public Service Enterprise Group, Inc.[1]	361,376
15,320	Vectren Corp.[1]	483,499

		1,034,805

	Office Electronics — 1.2%
71,780	Xerox Corp.	574,958

	Oil, Gas & Consumable Fuels — 7.3%
3,640	HollyFrontier Corp.[1]	190,081
22,280	Marathon Oil Corp.	748,830
4,780	Marathon Petroleum Corp.	354,724
12,600	Murphy Oil Corp.[1]	749,952
18,280	Tesoro Corp.[1]	890,053
11,100	Valero Energy Corp.[1]	485,403

		3,419,043

	Paper & Forest Products — 2.3%
6,560	Domtar Corp.	545,989
13,120	International Paper Co.[1]	543,430

		1,089,419

	Personal Products — 1.3%
16,880	USANA Health Sciences, Inc.[1,2]	598,396

	Pharmaceuticals — 1.3%
17,160	Forest Laboratories, Inc.[2]	622,908

	Professional Services — 1.0%
28,740	Kelly Services, Inc.[1]	458,116

	Real Estate Investment Trusts — 10.3%
21,900	Apartment Investment & Management Co. — Class A1	597,432
48,640	Brandywine Realty Trust[1]	619,187
33,160	Colonial Properties Trust	726,535
35,360	Duke Realty Corp.[1]	544,898
26,040	Hospitality Properties Trust[1]	656,729

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

35,200	Lexington Realty Trust	$387,200
16,560	Liberty Property Trust	648,655
25,200	Starwood Property Trust, Inc.	646,128

		4,826,764

	Semiconductors & Semiconductor Equipment — 1.4%
91,240	LSI Corp.[2]	642,330

	Specialty Retail — 2.0%
19,240	Gap, Inc. (The)	628,763
5,060	PetSmart, Inc.[1]	330,975

		959,738

	Textiles, Apparel & Luxury Goods — 0.3%
3,520	G-III Apparel Group, Ltd.[1,2]	126,333

	TOTAL COMMON STOCKS (Cost $48,320,118)	58,509,646

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$525,796	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $525,796, due 2/1/13, (collateralized by a FHLMC security with a par value of $515,085, coupon rate of 3.500%, due 11/15/40, market value of $537,563)	525,796

	TOTAL REPURCHASE AGREEMENT (Cost $525,796)	525,796

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.4%
2,535,727	State Street Navigator Securities Lending Portfolio	2,535,727

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,535,727)	2,535,727

TOTAL LONG INVESTMENTS (Cost $51,381,641)	131.1%	$61,571,169

COMMON STOCKS SOLD SHORT* — (25.8)%

	Aerospace & Defense — (0.4)%
(1,320)	TransDigm Group, Inc.	(178,781)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Beverages — (0.4)%
(3,060)	Brown-Forman Corp. — Class B	$(197,982)

	Chemicals — (0.9)%
(2,180)	Airgas, Inc.	(207,623)
(5,920)	Balchem Corp.	(221,408)

		(429,031)

	Commercial Banks — (0.4)%
(3,940)	IBERIABANK Corp.	(202,871)

	Commercial Services & Supplies — (0.8)%
(10,860)	Knoll, Inc.	(180,059)
(7,680)	Rollins, Inc.	(189,849)

		(369,908)

	Communications Equipment — (0.4)%
(4,820)	Viasat, Inc.[2]	(185,136)

	Construction Materials — (1.0)%
(1,900)	Martin Marietta Materials, Inc.	(187,587)
(5,180)	Vulcan Materials Co.	(292,981)

		(480,568)

	Diversified Consumer Services — (0.6)%
(5,360)	Sotheby’s	(192,531)
(7,380)	Universal Technical Institute, Inc.	(83,394)

		(275,925)

	Energy Equipment & Services — (0.3)%
(2,740)	Lufkin Industries, Inc.	(158,674)

	Food & Staples Retailing — (0.7)%
(2,660)	Casey’s General Stores, Inc.	(145,582)
(3,080)	United Natural Foods, Inc.[2]	(166,258)

		(311,840)

	Food Products — (0.8)%
(7,240)	Snyders-Lance, Inc.	(184,113)
(3,540)	TreeHouse Foods, Inc.[2]	(187,372)

		(371,485)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Gas Utilities — (0.7)%
(4,040)	New Jersey Resources Corp.	$(169,801)
(3,060)	South Jersey Industries, Inc.	(166,097)

		(335,898)

	Health Care Equipment & Supplies — (0.7)%
(9,600)	DexCom, Inc.[2]	(146,208)
(13,700)	NxStage Medical, Inc.[2]	(160,290)

		(306,498)

	Health Care Providers & Services — (0.3)%
(1,160)	DaVita HealthCare Partners, Inc.[2]	(133,876)

	Hotels, Restaurants & Leisure — (1.5)%
(1,740)	Buffalo Wild Wings, Inc.[2]	(127,977)
(3,036)	International Speedway Corp. — Class A	(83,217)
(2,000)	McDonald’s Corp.	(190,580)
(2,640)	Vail Resorts, Inc.	(139,524)
(1,380)	Wynn Resorts, Ltd.	(172,803)

		(714,101)

	Household Durables — (0.4)%
(200)	NVR, Inc.[2]	(205,932)

	Household Products — (0.5)%
(2,500)	Church & Dwight Co., Inc.	(144,475)
(1,360)	Clorox Co.	(106,638)

		(251,113)

	Insurance — (2.0)%
(1,700)	Enstar Group, Ltd.[2]	(209,202)
(4,820)	Kemper Corp.	(160,554)
(4,340)	Loews Corp.	(188,226)
(520)	Markel Corp.[2]	(247,587)
(1,980)	RLI Corp.	(136,640)

		(942,209)

	Internet & Catalog Retail — (0.4)%
(740)	Amazon.Com, Inc.[2]	(196,470)

	Internet Software & Services — (0.4)%
(900)	Equinix, Inc.[2]	(193,887)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Leisure Equipment & Products — (0.2)%
(3,140)	Hasbro, Inc.	$(117,342)

	Machinery — (1.9)%
(11,220)	Blount International, Inc.[2]	(191,301)
(3,600)	CLARCOR, Inc.	(181,656)
(3,520)	Graco, Inc.	(201,344)
(6,140)	Kaydon Corp.	(152,272)
(1,900)	Stanley Black & Decker, Inc.	(145,977)

		(872,550)

	Media — (0.4)%
(2,860)	Viacom, Inc. — Class B	(172,601)

	Metals & Mining — (0.7)%
(4,580)	Allegheny Technologies, Inc.	(144,957)
(2,480)	Compass Minerals International, Inc.	(178,684)

		(323,641)

	Multi-Utilities — (0.4)%
(3,480)	Dominion Resources, Inc.	(188,303)

	Professional Services — (0.9)%
(3,680)	Advisory Board Co. (The)[2]	(199,566)
(1,980)	IHS, Inc. — Class A2	(203,742)

		(403,308)

	Real Estate Investment Trusts — (4.9)%
(1,060)	AvalonBay Communities, Inc.	(137,578)
(2,660)	Camden Property Trust	(184,577)
(10,620)	CubeSmart	(161,955)
(2,540)	Digital Realty Trust, Inc.	(172,491)
(8,340)	Equity One, Inc.	(188,567)
(3,000)	Equity Residential Properties Trust	(166,170)
(1,180)	Essex Property Trust, Inc.	(181,460)
(10,180)	First Potomac Realty Trust	(139,466)
(4,660)	Kilroy Realty Corp.	(232,534)
(3,500)	National Health Investors, Inc.	(222,775)
(3,820)	ProLogis, Inc.	(152,418)
(3,420)	Rayonier, Inc.	(184,133)
(7,540)	UDR, Inc.	(180,131)

		(2,304,255)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Software — (1.1)%
(5,780)	Rovi Corp.[2]	$(99,936)
(1,200)	Salesforce.com, Inc.[2]	(206,556)
(1,920)	Ultimate Software Group, Inc.[2]	(194,957)

		(501,449)

	Specialty Retail — (0.3)%
(2,200)	Tiffany & Co.	(144,650)

	Textiles, Apparel & Luxury Goods — (0.7)%
(2,860)	Oxford Industries, Inc.	(141,227)
(1,160)	Ralph Lauren Corp.	(193,117)

		(334,344)

	Tobacco — (0.3)%
(3,420)	Lorillard, Inc.	(133,620)

	Trading Companies & Distributors — (0.4)%
(2,300)	Watsco, Inc.	(173,305)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(11,825,212))	(12,111,553)

TOTAL SHORT INVESTMENTS (Proceeds $(11,825,212))	(25.8)%	$(12,111,553)

TOTAL INVESTMENTS (Cost $39,556,429)[3]	105.3%	$49,459,616
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.3)	(2,511,090)

NET ASSETS	100.0%	$46,948,526

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $39,705,849.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.1%
25,500	SPDR S&P 500 ETF Trust	$3,817,350
60,000	Vanguard S&P 500 ETF	4,113,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	7,930,950

PURCHASED OPTIONS — 67.8%

	CALLS — 66.7%
250,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $500, Expires 02/16/2013	248,875,000

	PUTS — 1.1%
250,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $1500, Expires 02/16/2013	4,087,500

	TOTAL PURCHASED OPTIONS (Cost $251,742,689)	252,962,500

Face
Amount

REPURCHASE AGREEMENT* — 0.6%
$2,041,143	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $2,041,144, due 2/1/13, (collateralized by a FHLMC security with a par value of $1,995,953, coupon rate of 3.500%, due 11/15/40, market value of $2,083,055)	2,041,143

	TOTAL REPURCHASE AGREEMENT (Cost $2,041,143)	2,041,143

TOTAL INVESTMENTS (Cost $260,649,675)[1]	70.5%	$262,934,593
OTHER ASSETS IN EXCESS OF LIABILITIES	29.5	110,248,612

NET ASSETS[2]	100.0%	$373,183,205

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $260,234,529.
[2]	Cash in the amount of $114,325,000 is pledged as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires February 2013 exercise price $1,500 Barclays Capital PLC	2,500	$(3,037,500)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(1,797,406))		$(3,037,500)

PUTS:
S&P 500 Index
expires February 2013 exercise price $1,450 Barclays Capital PLC	2,207	(849,695)
S&P 500 Index
expires February 2013 exercise price $1,480 Barclays Capital PLC	20	(18,300)
S&P 500 Index
expires February 2013 exercise price $1,500 Barclays Capital PLC	100	(54,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(2,040,495))		$(921,995)

TOTAL WRITTEN OPTIONS (Premiums Received $(3,837,901))		$(3,959,495)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS — 7.6%
60,700	iShares MSCI EAFE Index Fund	$3,580,086
16,000	Vanguard MSCI EAFE ETF	585,280

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,779,742)	4,165,366

Face
Amount

REPURCHASE AGREEMENT* — 12.8%
$7,052,257	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $7,052,259, due 2/1/13, (collateralized by a FHLMC security with a par value of $6,895,697, coupon rate of 3.500%, due 11/15/40, market value of $7,196,618)	7,052,257

	TOTAL REPURCHASE AGREEMENT (Cost $7,052,257)	7,052,257

TOTAL INVESTMENTS (Cost $10,831,999)[1]	20.4%	$11,217,623
OTHER ASSETS IN EXCESS OF LIABILITIES	79.6	43,901,555

NET ASSETS[2]	100.0%	$55,119,178

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $10,831,999.
[2]	Cash in the amount of $43,748,145 is pledged as collateral to secure the open written put options contracts.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires February 2013 exercise price $59 Barclays Capital PLC	288	$(16,272)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(8,773))		$(16,272)

PUTS:
iShares MSCI EAFE Index Fund
expires February 2013 exercise price $57 Barclays Capital PLC	6,665	(89,977)
iShares MSCI EAFE Index Fund
expires February 2013 exercise price $58 Barclays Capital PLC	579	(15,344)
iShares MSCI EAFE Index Fund
expires February 2013 exercise price $62 Barclays Capital PLC	51	(15,224)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(384,573))		$(120,545)

TOTAL WRITTEN OPTIONS (Premiums Received $(393,346))		$(136,817)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	United Kingdom — 24.9%
302,700	Aviva PLC	$1,760,461
593,627	Barclays PLC	2,833,892
92,784	BG Group PLC	1,648,141
95,352	BHP Billiton PLC	3,261,994
528,223	BP Amoco PLC	3,910,253
221,192	Britvic PLC	1,574,438
358,282	Centrica PLC	1,989,960
343,690	HSBC Holdings PLC	3,906,677
272,043	Premier Oil PLC[1]	1,612,367
167,202	Prudential PLC	2,540,447
57,877	Rio Tinto PLC	3,267,828
105,674	Royal Dutch Shell PLC	3,844,720
141,344	Smith & Nephew PLC	1,628,607
525,520	Wm Morrison Supermarkets PLC	2,092,022

		35,871,807

	Japan — 16.6%
152,200	Citizen Holdings Co, Ltd.	873,804
15,600	Dena Co, Ltd.[2]	493,359
317,000	Hitachi, Ltd.	1,878,878
90,600	JSR Corp.	1,789,312
42,900	Komatsu, Ltd.	1,142,342
112,100	Kuraray Co., Ltd.	1,439,176
53,800	Mitsubishi Corp.	1,134,304
210,000	Mitsubishi Electric Corp.	1,738,422
426,700	Mitsubishi UFJ Financial Group, Inc.	2,431,086
299,800	Nissan Motor Co., Ltd.	3,068,651
74,100	NKSJ Holdings, Inc.	1,556,631
61,900	Nomura Research Institute, Ltd.	1,418,126
199,000	Sekisui Chemical Co, Ltd.	1,917,207
13,000	Sumisho Computer Systems Corp.	243,523
357,300	Sumitomo Mitsui Trust	1,320,656
341,000	Toshiba Corp.	1,513,981

		23,959,458

	Germany — 13.2%
21,325	Allianz AG	3,050,420
26,287	BASF SE	2,664,803
10,000	Bayer AG	986,850
31,479	Deutsche Lufthansa AG	625,105
19,877	GEA Group AG	720,606
24,915	Hannover Rueckversicherung AG	2,011,509
48,888	Metro AG	1,509,153

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

29,982	Siemens AG Reg.	$3,290,963
149,166	Telefonica Deutschland Holding AG1,3	1,280,038
12,279	Volkswagen AG	2,835,148

		18,974,595

	France — 8.8%
58,817	BNP Paribas	3,690,413
12,042	Casino Guichard Perrachon	1,179,699
51,119	Compagnie de Saint-Gobain	2,107,964
32,342	Sanofi-Aventis	3,155,660
35,157	Societe Generale[1]	1,588,422
41,772	Vivendi	895,578

		12,617,736

	Switzerland — 7.3%
104,582	Credit Suisse Group AG	3,091,320
13,693	Lonza Group AG	806,489
25,501	Novartis AG	1,737,335
10,159	Roche Holding AG	2,248,253
9,378	Zurich Financial Services AG	2,697,830

		10,581,227

	Netherlands — 5.2%
295,267	ING Groep N.V., ADR[1]	2,986,407
72,871	Koninklijke Ahold N.V.	1,070,577
154,569	Koninklijke KPN N.V.	870,137
162,908	Reed Elsevier N.V.	2,531,596

		7,458,717

	Australia — 4.8%
450,525	Downer EDI, Ltd.[1]	2,114,133
91,903	Iluka Resources, Ltd.[2]	931,530
1,052,731	Mount Gibson Iron, Ltd.	916,652
45,909	National Australia Bank, Ltd.	1,309,830
305,003	Toll Holdings, Ltd.[2]	1,676,160

		6,948,305

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	South Korea — 4.6%
25,087	Kia Motors Corp.	$1,191,081
5,681	Lotte Shopping Co, Ltd.	1,943,359
15,587	POSCO, ADR	1,269,717
1,663	Samsung Electronics Co., Ltd	2,211,378

		6,615,535

	Norway — 2.1%
20,347	Seadrill, Ltd.	805,626
59,279	Statoil ASA	1,578,849
18,908	TGS Nopec Geophysical Co. ASA	706,078

		3,090,553

	Israel — 1.9%
70,700	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,685,893

	China — 1.3%
701,500	CNOOC, Ltd.	1,450,868
266,000	COSCO Pacific, Ltd.	432,849

		1,883,717

	Singapore — 1.1%
367,000	SembCorp Industries, Ltd.	1,624,983

	Brazil — 1.1%
34,720	Banco do Brasil SA, ADR	424,278
61,942	Petroleo Brasileiro SA, Sponsored ADR	1,132,300

		1,556,578

	Sweden — 1.0%
16,231	Millicom International Cellular SA, ADR	1,496,004

	Taiwan — 1.0%
505,000	Hon Hai Precision Industry Co, Ltd.	1,443,517

	Finland — 1.0%
117,264	UPM-Kymmene OYJ	1,432,194

	Italy — 0.9%
1,347,609	Telecom Italia SPA	1,339,402

	Mexico — 0.7%
854,100	America Movil SAB de CV Series L	1,077,483

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 0.7%
141,800	Bangkok Bank PCL, ADR	$993,836

	South Africa — 0.5%
36,425	MTN Group, Ltd.	713,030

	Malaysia — 0.5%
312,400	Tenaga Nasional BHD	703,830

	TOTAL COMMON STOCKS (Cost $119,220,631)	143,068,400

Face
Amount

REPURCHASE AGREEMENT* — 1.2%
$1,764,008	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $1,764,008, due 2/1/13, (collateralized by a FHLMC security with a par value of $1,725,534, coupon rate of 3.500%, due 11/15/40, market value of $1,800,834)	1,764,008

	TOTAL REPURCHASE AGREEMENT (Cost $1,764,008)	1,764,008

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.2%
3,103,238	State Street Navigator Securities Lending Prime Portfolio	3,103,238

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,103,238)	3,103,238

TOTAL INVESTMENTS (Cost $124,087,877)[4]	102.6%	$147,935,646
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.6)	(3,748,675)

NET ASSETS	100.0%	$144,186,971

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[4]	Aggregate cost for federal tax purposes was $127,344,618.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.7%

	United Kingdom — 25.2%
124,086	Aviva PLC	$721,667
213,945	Barclays PLC	1,021,344
40,784	BG Group PLC	724,454
40,681	BHP Billiton PLC	1,391,698
163,061	BP Amoco PLC	1,207,084
81,051	Britvic PLC	576,919
133,574	Centrica PLC	741,893
138,219	HSBC Holdings PLC	1,571,116
88,888	Premier Oil PLC[1]	526,829
63,868	Prudential PLC	970,403
21,908	Rio Tinto PLC	1,236,961
38,437	Royal Dutch Shell PLC	1,398,447
48,689	Smith & Nephew PLC	561,009
132,702	Wm Morrison Supermarkets PLC	528,268

		13,178,092

	Japan — 16.1%
49,100	Citizen Holdings Co, Ltd.	281,891
5,200	Dena Co, Ltd.[2]	164,453
105,000	Hitachi, Ltd.	622,341
29,700	JSR Corp.	586,562
14,400	Komatsu, Ltd.	383,444
32,000	Kuraray Co., Ltd.	410,826
32,800	Mitsubishi Corp.	691,546
76,000	Mitsubishi Electric Corp.	629,143
121,200	Mitsubishi UFJ Financial Group, Inc.	690,527
100,800	Nissan Motor Co., Ltd.	1,031,755
21,400	NKSJ Holdings, Inc.	449,553
17,400	Nomura Research Institute, Ltd.	398,633
67,000	Sekisui Chemical Co, Ltd.	645,492
4,400	Sumisho Computer Systems Corp.	82,423
170,200	Sumitomo Mitsui Trust	629,095
163,000	Toshiba Corp.	723,692

		8,421,376

	Germany — 13.4%
7,483	Allianz AG	1,070,401
10,739	BASF SE	1,088,649
7,310	Bayer AG	721,387
12,818	Deutsche Lufthansa AG	254,538
6,933	GEA Group AG	251,344
8,999	Hannover Rueckversicherung AG	726,533
19,498	Metro AG	601,896

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

7,821	Siemens AG Reg.	$858,469
43,384	Telefonica Deutschland Holding AG1,3	372,291
4,461	Volkswagen AG	1,030,018

		6,975,526

	France — 8.3%
17,568	BNP Paribas	1,102,286
5,270	Casino Guichard Perrachon	516,277
16,557	Compagnie de Saint-Gobain	682,751
12,139	Sanofi-Aventis	1,184,422
12,961	Societe Generale[1]	585,589
11,601	Vivendi	248,722

		4,320,047

	Switzerland — 7.8%
34,175	Credit Suisse Group AG2	1,010,172
9,393	Lonza Group AG	553,228
8,700	Novartis AG	592,715
5,001	Roche Holding AG	1,106,754
2,801	Zurich Financial Services AG	805,782

		4,068,651

	Netherlands — 5.1%
105,702	ING Groep N.V., ADR[1]	1,069,098
36,619	Koninklijke Ahold N.V.	537,985
47,908	Koninklijke KPN N.V.	269,695
50,627	Reed Elsevier N.V.	786,745

		2,663,523

	South Korea — 4.3%
7,294	Kia Motors Corp.	346,305
1,691	Lotte Shopping Co, Ltd.	578,458
6,864	POSCO, ADR	559,141
584	Samsung Electronics Co., Ltd	776,575

		2,260,479

	Australia — 3.7%
94,841	Downer EDI, Ltd.[1]	445,051
32,230	Iluka Resources, Ltd.[2]	326,684

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

299,257	Mount Gibson Iron, Ltd.	$260,574
18,073	National Australia Bank, Ltd.	515,641
68,143	Toll Holdings, Ltd.[2]	374,483

		1,922,433

	Norway — 2.2%
8,336	Seadrill, Ltd.	330,058
18,700	Statoil ASA	498,060
8,688	TGS Nopec Geophysical Co. ASA	324,434

		1,152,552

	Israel — 1.4%
19,863	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	754,595

	Brazil — 1.3%
12,210	Banco do Brasil SA, ADR	149,206
28,516	Petroleo Brasileiro SA, Sponsored ADR	521,273

		670,479

	China — 1.2%
197,000	CNOOC, Ltd.	407,442
126,000	COSCO Pacific, Ltd.	205,034

		612,476

	Singapore — 1.1%
135,990	SembCorp Industries, Ltd.	602,129

	Sweden — 1.1%
6,486	Millicom International Cellular SA, ADR	597,812

	Mexico — 1.1%
444,600	America Movil SAB de CV Series L	560,882

	Finland — 1.1%
45,743	UPM-Kymmene OYJ	558,678

	Taiwan — 0.9%
173,000	Hon Hai Precision Industry Co, Ltd.	494,512

	Italy — 0.9%
453,019	Telecom Italia SPA	450,260

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 0.5%
40,400	Bangkok Bank PCL, ADR	$283,152

	Malaysia — 0.5%
109,900	Tenaga Nasional BHD	247,602

	South Africa — 0.5%
12,245	MTN Group, Ltd.	239,698

	TOTAL COMMON STOCKS (Cost $41,837,231)	51,034,954

Face
Amount

REPURCHASE AGREEMENT* — 1.8%
$949,270	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $949,270, due 2/1/13, (collateralized by a FHLMC security with a par value of $930,372, coupon rate of 3.500%, due 11/15/40, market value of $970,972)	949,270

	TOTAL REPURCHASE AGREEMENT (Cost $949,270)	949,270

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.6%
1,863,435	State Street Navigator Securities Lending Prime Portfolio	1,863,435

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,863,435)	1,863,435

TOTAL INVESTMENTS (Cost $44,649,936)[4]	103.1%	$53,847,659
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)	(1,617,195)

NET ASSETS	100.0%	$52,230,464

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[4]	Aggregate cost for federal tax purposes was $45,970,852.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%

	Japan — 25.9%
14	Accordia Golf Co, Ltd.	$13,672
7,300	Airport Facilities Co, Ltd.	36,881
2,500	Alpha Systems, Inc.	31,030
1,000	Aoyama Trading Co, Ltd.	19,575
1,000	ASKA Pharmaceutical Co, Ltd.	6,889
600	Chori Co, Ltd.	6,483
17,000	Chuetsu Pulp & Paper Co, Ltd.	31,418
2,200	Coca-Cola Central Japan Co, Ltd.	29,447
5,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	23,074
5	Daiwa Office Investment Corp. REIT	19,219
300	Dunlop Sports Co, Ltd.	3,313
500	EDION Corp.	2,406
8,000	Fuso Pharmaceutical Industries, Ltd.	32,107
3	Geo Corp.	3,008
3,500	Hakuto Co, Ltd.	32,189
52	Heiwa Real Estate, Inc. REIT	37,531
100	Hibiya Engineering, Ltd.	1,115
16,000	Higashi-Nippon Bank, Ltd. (The)	39,543
5,300	Inabata & Co, Ltd.	35,760
1,500	Itochu Enex Co, Ltd.	8,070
6,000	J-Oil Mills, Inc.	17,716
1,000	Jaccs Co, Ltd.	5,118
104	Japan Hotel REIT Investment Corp. REIT	33,880
8,000	Japan Vilene Co, Ltd.	34,994
700	Kaga Electronics Co, Ltd.	5,887
6,000	Kandenko Co, Ltd.	26,967
5	Kenedix Realty Investment Corp. REIT	19,547
12,000	Kurabo Industries, Ltd.	20,340
200	Mars Engineering Corp.	4,149
6,000	Marudai Food Co, Ltd.	19,881
3,000	Maruzen Showa Unyu Co, Ltd.	8,694
14	MID, Inc. REIT	34,324
3,000	Mie Bank, Ltd. (The)	6,693
1,800	Mimasu Semiconductor Industry Co, Ltd.	14,763
2,000	Mitsui Home Co, Ltd.	11,548
14,000	Miyazaki Bank, Ltd. (The)	35,825
2,300	Nagase & Co, Ltd.	25,076
2,500	NEC Capital Solutions, Ltd.	37,728
11,000	Nihon Yamamura Glass Co, Ltd.	21,893
7,000	Nippon Flour Mills Co, Ltd.	29,471
9,000	Nippon Steel Trading Co, Ltd.	24,408
3,000	Nisshin Oillio Group, Ltd. (The)	10,957
6,000	Nissin Corp.	14,763
9,000	Oita Bank, Ltd. (The)	32,872

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

4,100	Onoken Co, Ltd.	$37,976
1	Orix JREIT, Inc. REIT	5,665
3,600	Otsuka Kagu, Ltd.	31,258
2,800	Paltac Corp.	34,906
1,000	Riso Kagaku Corp.	19,793
8,000	Ryobi, Ltd.	20,121
2,400	Ryoyo Electro Corp.	21,836
3,500	S Foods, Inc.	34,332
5,000	Sakai Chemical Industry Co, Ltd.	14,763
2,000	San-Ai Oil Co, Ltd.	8,683
7,000	Sanki Engineering Co, Ltd.	37,585
2,400	Sanoh Industrial Co, Ltd.	16,272
2,200	Sanshin Electronics Co, Ltd.	14,916
10,000	Sanyo Shokai, Ltd.	27,339
4,400	Senshukai Co, Ltd.	26,849
3,900	Shinko Shoji Co, Ltd.	35,057
1,900	Showa Corp.	20,404
2,000	Sinanen Co, Ltd.	8,267
14,000	Sumikin Bussan Corp.	44,551
19,000	Sumitomo Light Metal Industries, Ltd.	18,700
2,700	Tenma Corp.	27,813
6,000	Toho Bank, Ltd. (The)	19,028
4,000	Tokyo Energy & Systems, Inc.	20,996
3,000	Toppan Forms Co, Ltd.	28,017
1,300	Torii Pharmaceutical Co, Ltd.	32,114
100	Touei Housing Corp.	1,427
5,000	Toyo Ink SC Holdings Co, Ltd.	21,926
10,000	Toyo Kohan Co, Ltd.	35,322
6,200	TSI Holdings Co, Ltd.	33,019
1,200	Tv Tokyo Holdings Corp.	13,031
12,000	Uchida Yoko Co, Ltd.	33,594
5,200	UNY Co, Ltd.	38,554
2,400	Vital KSK Holdings, Inc.	23,201

		1,717,539

	United Kingdom — 21.4%
436	African Barrick Gold PLC	2,460
7,530	Amlin PLC	45,812
463	Anglo Pacific Group PLC	2,045
21,987	Avocet Mining PLC	18,307
188	Bank of Georgia Holdings PLC	3,736
4,034	Barratt Developments PLC[1]	13,922
2,345	BBA Aviation PLC	8,257
2,429	Beazley PLC	7,069

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

700	Bumi PLC[1]	$3,825
2,193	Cape PLC	7,730
7,947	Carillion PLC	38,492
6,003	Catlin Group, Ltd.	49,746
9,592	Chesnara PLC	32,860
7,268	CSR PLC	41,613
26,748	Debenhams PLC	42,974
2,919	Drax Group PLC	27,453
11,146	DS Smith PLC	39,173
761	easyJet PLC	11,237
15,619	EnQuest PLC[1]	32,005
3,847	Essar Energy PLC[1]	7,974
5,376	Ferrexpo PLC	21,708
13,341	FirstGroup PLC	41,048
3,129	Galliford Try PLC	40,793
17,487	Greencore Group PLC	30,924
1,887	Greene King PLC	19,977
6,921	Halfords Group PLC	37,387
13,352	Henderson Group PLC	32,823
567	Hikma Pharmaceuticals PLC	7,253
2,880	Hill & Smith Holdings PLC	21,354
23,615	Home Retail Group PLC	44,944
2,542	Hunting PLC	34,148
6,572	Inchcape PLC	49,333
8,893	Intermediate Capital Group PLC	49,873
2,498	John Wood Group PLC	31,932
4,279	Keller Group PLC	49,881
4,511	Ladbrokes PLC	15,167
9,817	Laird PLC	34,783
29,369	Lookers PLC	36,914
7,733	Man Group PLC	10,848
8,884	Marston’s PLC	18,824
26,609	Mecom Group PLC	38,826
562	Millennium & Copthorne Hotels PLC	4,849
2,476	Mondi PLC	29,334
3,289	Morgan Sindall Group PLC	29,681
8,897	National Express Group PLC	29,223
12,748	Pace PLC	45,633
490	Persimmon PLC	6,547
1,980	Petropavlovsk PLC	10,931
4,512	Phoenix Group Holdings	45,799
5,176	Playtech, Ltd.	38,000
97	Provident Financial PLC	2,221
3,749	Sportingbet PLC	3,285

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

1,948	St Ives PLC	$3,615
370	Stobart Group, Ltd.	567
723	Synergy Health PLC	12,579
2,816	TalkTalk Telecom Group PLC	10,567
15,803	Taylor Wimpey PLC	17,833
14,844	Thomas Cook Group PLC[1]	15,832
779	Vesuvius PLC	4,477
753	William Hill PLC	4,587

		1,420,990

	Australia — 8.8%
1,362	Abacus Property Group REIT	3,054
3,096	Adelaide Brighton, Ltd.	10,945
43,912	Aditya Birla Minerals, Ltd.	20,835
247	Ansell, Ltd.	4,417
84,770	APN News & Media, Ltd.	25,635
43,930	Arrium, Ltd.	43,749
62,591	Aspen Group REIT	14,033
5,488	Bank of Queensland, Ltd.	47,042
30,971	Beach Energy, Ltd.	46,023
10,459	BlueScope Steel, Ltd.[1]	36,973
374	Boart Longyear, Ltd.	800
48,589	CSG, Ltd.	31,668
896	CSR, Ltd.	1,887
1,247	David Jones, Ltd.	3,251
24,006	Emeco Holdings, Ltd.	15,396
841	Envestra, Ltd.	855
134,769	Grange Resources, Ltd.	40,053
36	GUD Holdings, Ltd.	313
10,482	Hills Holdings, Ltd.	9,947
66,667	Macmahon Holdings, Ltd.	18,770
5,809	Miclyn Express Offshore, Ltd.	14,296
2,768	Myer Holdings, Ltd.	7,187
1,814	NRW Holdings, Ltd.	3,613
15,955	Pacific Brands, Ltd.	11,646
2,045	Primary Health Care, Ltd.	9,596
11,916	Programmed Maintenance Services, Ltd.	24,976
21,327	Seven West Media, Ltd.	46,704
2,285	Sigma Pharmaceuticals, Ltd.	1,585
19,639	Spark Infrastructure Group[2]	35,942

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

17,860	Tassal Group, Ltd.	$29,613
2,743	Transfield Services, Ltd.	5,092
1,640	UGL, Ltd.	19,034

		584,930

	Germany — 6.0%
306	Aurubis AG	22,964
1,590	Balda AG	8,916
368	Bauer AG	10,735
155	Bilfinger Berger SE	15,692
2,528	Freenet AG	54,457
506	GAGFAH SA1	6,190
67	Gerresheimer AG	3,447
1,561	Grammer AG	41,723
549	Indus Holding AG	17,164
3,121	Jenoptik AG	34,135
73	Kloeckner & Co. SE1	924
6	KSB AG	3,992
576	Leoni AG	24,917
241	MLP AG	2,091
292	Prime Office REIT-AG REIT	1,365
794	Rheinmetall AG	42,272
381	Rhoen Klinikum AG	7,998
650	Sixt AG	14,783
1,428	Stada Arzneimittel AG	52,652
312	TUI AG1	3,389
1,783	Wacker Neuson SE	26,606

		396,412

	France — 4.6%
5,774	Acanthe Developpement SA REIT	3,450
526	Air France-KLM[1]	5,727
255	ANF Immobilier REIT	7,877
144	APERAM	2,089
400	Boiron SA	17,032
1,883	Cegid Group	38,965
809	Cie des Alpes	18,674
375	Ciments Francais SA	22,775
1,984	Credit Agricole Nord de France	37,660
1,001	Derichebourg SA	4,868
1,149	Eiffage SA	51,570
49	Esso SA Francaise	3,924
157	Euler Hermes SA	14,016
352	Havas SA	2,307

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

1,779	Jacquet Metal Service	$23,117
274	Maisons France Confort	10,711
23	Nexans SA	1,193
607	Nexity SA	18,544
160	Rallye SA	5,655
159	Societe de la Tour Eiffel REIT	9,823
493	Societe Television Francaise 1	5,958

		305,935

	Switzerland — 3.7%
296	Acino Holding AG	30,737
710	BKW SA	24,576
3,073	GAM Holding AG	50,651
3	Georg Fischer AG	1,282
7	Helvetia Holding AG	2,857
51	Implenia AG	2,519
3,840	Nobel Biocare Holding AG	40,254
900	Schweizerische National-Versicherungs-Gesellschaft AG	44,256
3	Siegfried Holding AG	379
214	Valora Holding AG	46,866
81	Vontobel Holding AG	2,608

		246,985

	Sweden — 3.6%
555	Bilia AB	9,581
3,828	Billerud AB	40,792
343	Fabege AB	3,749
5,668	Haldex AB	33,877
8,334	Klovern AB	35,917
339	NCC AB	7,902
2,073	Nolato AB	28,448
7,178	Peab AB	37,392
224	Saab AB	4,844
4,663	SSAB AB	33,334
2,283	TradeDoubler AB	4,812

		240,648

	Hong Kong — 3.3%
30,000	City Telecom HK, Ltd.	9,129
710,000	CSI Properties, Ltd.	31,584
22,500	Dickson Concepts International, Ltd.	12,678
64,000	Emperor International Holdings	20,053
271,000	Pacific Andes International Holdings, Ltd.	15,026

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

40,000	Prosperity International Holdings HK, Ltd.[1]	$1,728
36,000	Regal Hotels International Holdings, Ltd.	18,057
204,000	Samson Holding, Ltd.	33,143
22,000	SOCAM Development, Ltd.	26,524
278,000	Victory City International Holdings, Ltd.	34,412
56,000	VST Holdings, Ltd.	13,792
44,000	Win Hanverky Holdings, Ltd.	4,709

		220,835

	Italy — 3.2%
12,888	Banca Popolare di Milano Scarl[1]	8,655
10,861	Beni Stabili SPA REIT	7,506
216	Delclima[1]	234
3,454	ERG SPA	33,861
27,513	Immobiliare Grande Distribuzione REIT	31,399
30,598	IMMSI SPA	24,097
3,688	Indesit Co. SPA	31,022
11,254	Italcementi SPA	35,482
1,645	Lottomatica SPA	40,651

		212,907

	Singapore — 2.9%
12,000	AIMS AMP Capital Industrial REIT	15,368
52,000	China XLX Fertiliser, Ltd.	16,176
77,000	Chip Eng Seng Corp, Ltd.	47,905
2,000	Ho Bee Investment, Ltd.	3,087
20,000	Mapletree Logistics Trust REIT	18,907
2,000	Metro Holdings, Ltd.	1,511
14,000	STX OSV Holdings, Ltd.	14,253
9,000	Suntec Real Estate Investment Trust REIT	12,326
3,000	Venture Corp, Ltd.	20,579
2,000	Wheelock Properties Singapore, Ltd.	3,183
24,000	Wing Tai Holdings, Ltd.	36,941

		190,236

	Norway — 2.5%
2,855	Atea ASA	33,970
4,328	Copeinca ASA	34,225
105	Fred Olsen Energy ASA	5,017
11,489	Kvaerner ASA	33,229
763	Petroleum Geo-Services ASA	13,534
5,780	SpareBank 1 SMN	43,803

		163,778

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Finland — 2.2%
370	Atria PLC	$3,692
13,817	Oriola-KD OYJ	45,026
4,123	Sanoma OYJ	41,707
680	Technopolis PLC	3,545
1,328	Tieto OYJ	29,590
899	YIT OYJ	19,775

		143,335

	Denmark — 1.7%
1,391	Alm Brand AS1	4,278
649	Dfds AS	33,722
1,122	Pandora AS	27,771
1,468	Schouw & Co.	43,815

		109,586

	Netherlands — 1.6%
80	Eurocommercial Properties N.V. REIT	3,188
712	Heijmans N.V.	7,623
3,161	Nieuwe Steen Investments N.V. REIT	27,469
10,981	TNT N.V.[1]	28,761
859	Vastned Retail N.V.	38,781

		105,822

	Ireland — 1.5%
13,703	Aer Lingus Group PLC	23,816
184	C&C Group PLC	1,199
307	Smurfit Kappa Group PLC	4,262
59,294	Total Produce PLC	48,306
4,458	United Drug PLC	19,443

		97,026

	Spain — 1.5%
272	Bolsas y Mercados Espanoles SA	7,621
6,880	CaixaBank	27,156
355	Corp. Financiera Alba	16,480
291	Ebro Foods SA	5,887
249	Indra Sistemas SA	3,256
1,268	Pescanova SA	28,374
724	Sacyr Vallehermoso SA1	1,661
115	Tecnicas Reunidas SA	5,850

		96,285

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Israel — 1.2%
4,847	Alony Hetz Properties & Investments, Ltd.	$30,423
5,054	Clal Industries and Investments, Ltd.	17,810
616	Norstar Holdings, Inc.	14,964
131	Paz Oil Co, Ltd.	19,514

		82,711

	Belgium — 1.0%
257	Arseus N.V.	6,020
99	Cofinimmo REIT	11,965
73	Elia System Operator SA/NV	3,409
142	N.V. Bekaert SA	4,278
5,132	Recticel SA	39,649
16	Tessenderlo Chemie N.V.	557

		65,878

	Greece — 1.0%
2,821	Ellaktor SA1	7,814
2,810	Eurobank Properties Real Estate Investment Co. REIT	20,641
2,313	Metka SA	35,175

		63,630

	New Zealand — 0.9%
25,754	Air New Zealand, Ltd.	27,016
20,109	New Zealand Oil & Gas, Ltd.	15,272
5,550	Nuplex Industries, Ltd.	15,370

		57,658

	Austria — 0.8%
2,136	Austria Technologie & Systemtechnik AG	22,335
1,916	EVN AG	30,776
35	Strabag SE	950

		54,061

	Portugal — 0.4%
14,394	Sonaecom — SGPS SA	28,750

	TOTAL COMMON STOCKS (Cost $5,834,028)	6,605,937

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

PREFERRED STOCKS — 0.1%

	Germany — 0.1%
15	Draegerwerk AG & Co. KGaA, 0.20%	$1,840
37	Jungheinrich AG, 2.20%	1,708

		3,548

	Italy — 0.0%
70	Unipol Gruppo Finanziario SPA, 0.00%	162

	TOTAL PREFERRED STOCKS (Cost $4,371)	3,710

MUTUAL FUNDS — 0.0%

	Australia — 0.0%
197	Australian Infrastructure Fund	637
494	Challenger Infrastructure Fund[1,3,4]	—

		637

	TOTAL MUTUAL FUNDS (Cost $459)	637

RIGHTS — 0.0%

	United Kingdom — 0.0%
879	Phoenix Group Holdings, (Expires 02/15/13)[4]	1,951

	TOTAL RIGHTS (Cost $—)	1,951

Face
Amount

REPURCHASE AGREEMENTS* — 0.2%
$11,510	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $11,510, due 2/1/13, (collateralized by a FHLMC security with a par value of $12,877, coupon rate of 3.500%, due 11/15/40, market value of $13,439)	11,510

	TOTAL REPURCHASE AGREEMENTS (Cost $11,510)	11,510

TOTAL INVESTMENTS (Cost $5,850,368)[5]	100.0%	$6,623,745
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	696

NET ASSETS	100.0%	$6,624,441

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Illiquid security.
[4]	Security is fair valued by management.
[5]	Aggregate cost for federal tax purposes was $5,889,767.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 92.9%

	China — 16.6%
261,000	361 Degrees International, Ltd.	$74,712
561,000	Agricultural Bank of China, Ltd.	304,538
99,972	Asian Citrus Holdings, Ltd.	45,585
1,185,000	Bank of China, Ltd.	585,212
210,000	Bank of Communications Co, Ltd.	178,443
124,000	Baoye Group Co., Ltd.	101,849
206,000	Beijing Capital Land, Ltd.	95,624
158,000	Central China Real Estate, Ltd.	59,489
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
143,000	Chaowei Power Holdings, Ltd.	72,833
843,000	China Citic Bank Corp, Ltd.	577,189
190,000	China Communications Services Corp, Ltd.	115,881
1,042,000	China Construction Bank Corp.	898,855
840,000	China Green Holdings Ltd[1]	176,548
503,500	China Hongqiao Group, Ltd.	265,533
364,000	China Lumena New Materials Corp.	88,238
445,000	China Minsheng Banking Corp, Ltd.	641,501
50,500	China Mobile, Ltd.	555,439
110,000	China National Building Material Co, Ltd.	176,161
12,000	China Oriental Group Co., Ltd.[1]	2,723
5,600	China Petroleum & Chemical Corp., ADR	680,120
94,500	China Railway Construction Corp, Ltd.	102,476
88,000	China Sanjiang Fine Chemicals Co, Ltd.	38,920
270,000	China SCE Property Holdings, Ltd.	66,496
256,000	China South City Holdings, Ltd.	40,931
4,100	China Yuchai International, Ltd.	70,315
60,000	Chongqing Rural Commercial Bank	35,665
258,000	CNOOC, Ltd.	533,605
290,000	Evergrande Real Estate Group, Ltd.	153,686
576,000	Fantasia Holdings Group Co, Ltd.	103,236
57,200	Guangzhou R&F Properties Co, Ltd.	104,142
30,000	Hilong Holding, Ltd.	11,334
7,600	Huaneng Power International, Inc., Sponsored ADR	309,092
1,028,000	Industrial & Commercial Bank of China	774,108
106,000	Leoch International Technology, Ltd.	18,315
132,000	MIE Holdings Corp.	38,807
140,000	Sunac China Holdings, Ltd.	114,088
288,000	Tiangong International Co, Ltd.	88,754
102,000	Tianneng Power International, Ltd.	72,205
130,000	Travelsky Technology, Ltd.	80,460
105,000	Winsway Coking Coal Holding, Ltd.	16,518
143,000	Xinhua Winshare Publishing and Media Co, Ltd.	81,684

		8,551,310

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	South Korea — 14.5%
7,670	BS Financial Group, Inc.	$101,428
2,280	CJ CGV Co, Ltd.	77,052
5,990	Dongbu Insurance Co, Ltd.	256,889
2,875	Doosan Corp.	339,268
409	E1 Corp.	24,902
2,171	Eugene Technology Co, Ltd.	28,211
1,100	Halla Climate Control Corp.	24,648
9,090	Hana Financial Group, Inc.	325,560
1,461	Hankook Tire Co, Ltd.[1]	59,974
3,638	Hankook Tire Worldwide Co, Ltd.	56,461
35,060	Hansol Paper Co.	331,628
2,170	Hanwha Corp.	66,659
1,730	Hitejinro Holdings Co., Ltd.	25,737
1,084	Hyosung Corp.	63,511
7,900	Hyundai Marine & Fire Insurance Co, Ltd.	243,038
358	Hyundai Motor Co.	67,397
6,550	Industrial Bank of Korea	73,986
1,319	KCC Corp.	352,484
8,840	Kia Motors Corp.	419,706
31,490	Korea Exchange Bank[1]	219,202
2,600	KT Corp., Sponsored ADR[1]	44,044
9,700	LG Display Co., Ltd., ADR[1]	129,592
9,220	LG Uplus Corp.	68,922
1,289	LS Corp.	108,312
2,875	Neo Holdings Co, Ltd.[1,3]	—
750	Ottogi Corp.	163,579
4,703	Partron Co, Ltd.	91,346
4,500	S&T Dynamics Co, Ltd.	48,764
661	Samchully Co, Ltd.	70,414
1,638	Samsung Electronics Co., Ltd	2,178,133
4,650	Samsung Heavy Industries Co, Ltd.	163,338
2,315	Samsung SDI Co., Ltd.	302,948
2,003	Samyang Holdings Corp.	124,713
231	SeAH Steel Corp.	19,559
914	Sindoh Co., Ltd.	52,460
933	SK Gas Co, Ltd.	68,630
1,677	SK Holdings Co., Ltd.	264,889
4,000	SK Telecom Co., Ltd., ADR	67,800
27,280	Woori Finance Holdings Co., Ltd.	320,669
500	Woori Finance Holdings Co., Ltd., ADR[1]	17,685

		7,463,538

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Taiwan — 11.3%
31,000	Ability Enterprise Co, Ltd.	$29,135
50,000	Accton Technology Corp.	27,094
39,000	Alpha Networks, Inc.	25,757
74,000	AmTRAN Technology Co, Ltd.	53,132
40,399	Ardentec Corp.	26,680
9,000	Asia Plastic Recycling Holding, Ltd.	26,671
30,660	Asustek Computer, Inc.	350,976
20,000	Career Technology MFG. Co., Ltd.	25,469
126,000	Cathay Real Estate Development Co, Ltd.	62,517
200	Cheng Loong Corp.	83
14,035	Chicony Electronics Co, Ltd.	38,930
25,339	Chimei Materials Technology Corp.	31,624
25,000	Chin-Poon Industrial Co.	26,332
283,000	China Bills Finance Corp.	108,306
490	China Development Financial Holding Corp.[1]	135
221,000	China Synthetic Rubber Corp.	240,262
22,000	Chipbond Technology Corp.	45,302
147,000	Continental Holdings Corp.	56,756
8,000	Cyberlink Corp.	24,737
244,000	E.Sun Financial Holding Co., Ltd.	139,658
17,000	Elan Microelectronics Corp.	31,494
27,000	Elite Material Co., Ltd.	26,976
87,000	Elitegroup Computer Systems Co, Ltd.	27,137
38,000	Farglory Land Development Co, Ltd.	70,012
8,000	FLEXium Interconnect, Inc.	27,094
55,000	Formosan Rubber Group, Inc.	39,676
23,000	Gemtek Technology Corp.	30,769
30,000	Gigabyte Technology Co, Ltd.	25,807
8,000	Global Mixed Mode Technology, Inc.	26,959
60,000	Grand Pacific Petrochemical	30,989
19,941	Great Wall Enterprise Co., Ltd.	18,235
168,300	Hon Hai Precision Industry Co, Ltd.	481,077
20	Huaku Development Co., Ltd.	49
42,000	Hung Poo Real Estate Development Corp.	43,029
66,000	Hung Sheng Construction Co, Ltd.	42,694
34,000	KEE TAI Properties Co., Ltd.	25,218
54,000	Kindom Construction Co.	44,350
57,000	King Yuan Electronics Co, Ltd.	33,783
42,000	King’s Town Bank[1]	36,557
373,000	Lien Hwa Industrial Corp.	247,601
29,144	LITE-ON IT Corp.	28,279
244,165	Lite-On Technology Corp.	351,447
17,000	Makalot Industrial Co, Ltd.	55,618
54,000	Micro-Star International Co, Ltd.	24,964

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

4,000	Phison Electronics Corp.	$27,027
187,700	Powertech Technology, Inc.	282,251
30,000	Primax Electronics, Ltd.	25,655
11,330	Radiant Opto-Electronics Corp.	43,936
11,000	Realtek Semiconductor Corp.	24,663
19,000	Sercomm Corp.	28,120
32,000	Shihlin Electric & Engineering Corp.	38,691
17,000	Shin Zu Shing Co, Ltd.	51,703
112,000	Shinkong Synthetic Fibers Corp.	36,149
762,320	SinoPac Financial Holdings Co, Ltd.	335,636
89,000	Ta Chong Bank Co., Ltd.[1]	30,745
828,000	Taishin Financial Holding Co., Ltd.	328,098
19,000	Taiwan PCB Techvest Co, Ltd.	26,866
44,300	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	785,882
8,295	TPK Holding Co, Ltd.	142,715
110	TSRC Corp.	223
18,000	TXC Corp.	29,018
43,000	Universal Cement Corp.	24,757
66,000	Vanguard International Semiconductor Corp.	47,947
431	Wistron Corp.	499
249,000	WPG Holdings, Ltd.	334,794
100,964	Yieh United Steel Corp.[1]	30,023
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	36
13,000	Zhen Ding Technology Holding, Ltd.	31,920

		5,816,724

	Brazil — 9.9%
411	Banco ABC Brasil SA, ADR[1,3]	3,001
1,300	Banco Bradesco SA, ADR	23,894
47,800	Banco do Brasil SA	585,693
13,800	Banco Santander Brasil SA, ADR	102,396
6,000	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	267,060
400	Cia de Saneamento de Minas Gerais-COPASA	9,734
18,100	Cia Energetica de Minas Gerais, Sponsored ADR	198,738
4,400	Cia Paranaense de Energia, Sponsored ADR	71,104
20,800	Cia Providencia Industria e Comercio SA	94,007
980	Cielo SA	27,717
12,500	Cosan, Ltd. — Class A	245,875
5,200	Eternit SA	21,961
14,800	Even Construtora e Incorporadora SA	72,612
23,400	Fertilizantes Heringer SA1	119,976
17,300	Helbor Empreendimentos SA	100,776

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

170,700	JBS SA1	$654,049
45,100	Minerva SA	294,423
60,700	Oi SA	309,391
10,000	Oi SA, ADR	41,100
33,300	Petroleo Brasileiro SA, ADR	602,397
19,500	Petroleo Brasileiro SA, Sponsored ADR	356,460
16,100	Rodobens Negocios Imobiliarios SA	111,168
16,500	Santos Brasil Participacoes SA	265,147
16,000	Telefonica Brasil, ADR	402,880
62,800	Tereos Internacional SA	91,455

		5,073,014

	Russia — 9.9%
1,108,000	E.ON Russia JSC	101,326
48,790	Gazprom Neft JSC	238,178
122,900	Gazprom OAO, ADR	1,161,405
2,200,000	Interregional Distribution Grid Co. Centre JSC	43,802
420,000	Interregional Distribution Network Co. Center and Privolzhya OJSC	2,646
7,824	LSR Group, GDR	39,237
13,600	Lukoil OAO, ADR	919,360
721	Magnit OJSC, GDR	32,056
5,588	Magnitogorsk Iron & Steel Works, GDR	25,314
4,723,000	Moscow Integrated Electricity Distribution Co.	267,511
3,836,000	Mosenergo OAO	198,091
6,420,000	Mosenergosbyt JSC	98,162
33,000	Nizhnekamskneftekhim OAO	34,251
17,493	Phosagro OAO, GDR	242,278
57,900	Protek	65,555
13,690	Rosneft Oil Co.	121,861
298,790	Sberbank of Russia	1,091,044
650	Severstal OAO	8,169
110	Slavneft-Megionneftegaz[1]	1,686
5,080	Sollers OJSC[1]	132,518
236,000	Surgutneftegas OJSC	247,812

		5,072,262

	South Africa — 6.4%
71,813	African Bank Investments, Ltd.	247,674
18,207	Blue Label Telecoms, Ltd.	17,749
14,819	Brait SE1	53,014
37,342	Clover Industries, Ltd.	76,187
9,000	DRDGOLD, Ltd., Sponsored ADR	72,630
96,433	Eqstra Holdings, Ltd.	70,937

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Africa — (Continued)

74,129	FirstRand, Ltd.	$267,264
300	Gold Fields, Ltd., Sponsored ADR	3,486
17,170	Imperial Holdings, Ltd.	374,114
12,918	Investec, Ltd.	93,279
10,901	JD Group Ltd.	50,039
26,522	Liberty Holdings, Ltd.	342,460
59,119	MMI Holdings Ltd.	153,664
6,326	Mondi, Ltd.	75,333
9,131	MTN Group, Ltd.	178,742
2,401	Nedbank Group, Ltd.	52,277
4,935	Omnia Holdings, Ltd.	79,474
5,085	Palabora Mining Co, Ltd.	58,837
44,100	Raubex Group, Ltd.	91,208
118,640	Sappi, Ltd.[1]	414,745
6,700	Sasol, Ltd., Sponsored ADR	289,641
36,509	Super Group Ltd.[1]	73,467
13,683	Trencor, Ltd.	106,696
3,591	Vodacom Group, Ltd.	50,090

		3,293,007

	Poland — 5.8%
3,628	Bank Millennium SA1	5,364
5,142	BRE Bank SA1	538,120
1,097	Budimex SA	23,724
4,651	Cyfrowy Polsat SA1	25,202
147	Grupa Kety SA	6,819
11,096	KGHM Polska Miedz SA	678,065
3,759	Mennica Polska SA1	26,509
49,028	PGE SA	270,580
8,902	Polski Koncern Naftowy Orlen SA1	141,110
13,574	Powszechna Kasa Oszczednosci Bank Polski SA	152,066
4,520	Powszechny Zaklad Ubezpieczen SA	595,853
355,583	Tauron Polska Energia SA	542,945

		3,006,357

	Turkey — 4.6%
115,086	Albaraka Turk Katilim Bankasi AS1	124,329
22,283	Dogus Otomotiv Servis ve Ticaret AS	113,775
29,628	Is Yatirim Menkul Degerler AS	29,144
81,115	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS — Class D	72,871
40,296	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	89,814
10,834	Koza Altin Isletmeleri AS	266,730

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Turkey — (Continued)

24,097	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	$80,563
1,753	Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,093
100,688	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	80,150
47,034	Torunlar Gayrimenkul Yatirim Ortakligi AS	83,438
112,334	Turk Hava Yollari[1]	417,719
1,341	Turk Telekomunikasyon AS	5,627
19,000	Turkcell Iletisim Hizmetleri AS, ADR[1]	297,160
43,670	Turkiye Halk Bankasi AS	432,044
39,753	Turkiye Is Bankasi	146,919
75,155	Turkiye Sinai Kalkinma Bankasi AS	97,002
5,913	Turkiye Vakiflar Bankasi Tao	17,281

		2,356,659

	India — 3.6%
1,041	Axis Bank, Ltd., GDR	29,491
2,561	GAIL India, Ltd., GDR	100,007
500	Infosys Technologies, Ltd., Sponsored ADR	26,360
437	Reliance Industries, Ltd., GDR[4]	14,631
5,107	State Bank of India, GDR	480,058
67,500	Sterlite Industries India, Ltd., ADR	573,075
22,900	Tata Motors, Ltd., ADR	632,727

		1,856,349

	Hong Kong — 2.6%
181,000	Changshouhua Food Co, Ltd.	104,557
452,000	China Aoyuan Property Group, Ltd.	92,668
36,600	China Metal Recycling Holdings, Ltd.[2,3]	44,880
36,000	China Singyes Solar Technologies Holdings, Ltd.	42,474
38,000	Greentown China Holdings, Ltd.	78,691
162,000	Ju Teng International Holdings, Ltd.	78,124
96,500	KWG Property Holding, Ltd.	73,662
657,000	Real Nutriceutical Group, Ltd.	228,731
258,000	Shenzhen Investment, Ltd.	118,764
91,000	Sunny Optical Technology Group Co, Ltd.	77,443
126,000	TCL Multimedia Technology Holdings, Ltd. — Class M	88,382
388,000	TPV Technology, Ltd.	122,072
190,000	Wasion Group Holdings, Ltd.	107,306
364,000	Xiwang Special Steel Co, Ltd.	61,954

		1,319,708

	Malaysia — 2.4%
45,100	Affin Holdings BHD	47,756
33,400	APM Automotive Holdings BHD	60,415

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

29,300	Bimb Holdings BHD	$28,480
23,500	Cahya Mata Sarawak Bhd	22,842
35,800	Dayang Enterprise Holdings BHD	29,152
87,980	HAP Seng Consolidated BHD	46,156
14,900	Hong Leong Industries BHD	21,101
101,700	JCY International BHD	20,622
19,100	Kossan Rubber Industries	20,532
34,000	KrisAssets Holdings Bhd	711
77,200	Mah Sing Group BHD	56,651
63,100	Malaysia Building Society	45,898
58,000	Mudajaya Group Bhd	47,789
94,000	Padiberas Nasional BHD	95,301
80,500	Padini Holdings BHD	46,896
10,700	Pharmaniaga Bhd	27,206
26,600	POS Malaysia BHD	30,393
144,300	Starhill Real Estate Investment Trust	52,481
13,300	Syarikat Takaful Malaysia Bhd	23,330
88,700	TDM BHD	95,352
94,500	Tenaga Nasional BHD	212,906
40,400	UMW Holdings BHD	157,855
49,400	UOA Development Bhd	27,029

		1,216,854

	Egypt — 1.4%
4,317	Alexandria Mineral Oils Co.	44,294
261,931	Amer Group Holding	24,184
45,862	Commercial International Bank Egypt SAE	244,362
7,933	Delta Sugar Co.	14,058
1,620	Glaxo Smith Kline[1]	2,412
106,375	Orascom Telecom Holding SAE, GDR[1]	346,783
301,523	Orascom Telecom Media And Technology Holding SAE	25,594

		701,687

	Thailand — 1.4%
84,000	Asian Property Development PCL	26,620
3,400	Bangchak Petroleum PCL	4,105
13,800	Bangkok Expressway PCL	19,090
53,400	Delta Electronics Thailand PCL	63,571
60,475	Krung Thai Bank PCL	46,441
38,743	PTT Exploration & Production PCL	215,672
6,500	PTT PCL	74,329

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Thailand — (Continued)

71,200	Samart Corp. PCL — Class F	$32,472
190,200	Thai Vegetable Oil PCL — Class F	164,240
39,600	Thanachart Capital PCL	51,459

		697,999

	Mexico — 1.0%
11,000	Alfa SAB de CV	26,525
15,600	America Movil SAB de CV Series L, Sponsored ADR	392,496
4,200	Industrias Bachoco SAB de CV, ADR	116,844

		535,865

	Czech Republic — 0.8%
12,541	CEZ AS	406,154
90	Komercni Banka AS	18,181

		424,335

	Hungary — 0.6%
300	EGIS Pharmaceuticals PLC	25,782
14,506	OTP Bank PLC	311,949

		337,731

	Colombia — 0.1%
500	Ecopetrol SA, Sponsored ADR	31,650

	TOTAL COMMON STOCKS (Cost $41,741,832)	47,755,049

PREFERRED STOCKS — 6.9%

	Brazil — 4.1%
15,300	AES Tiete SA, 14.28%	159,427
16,621	Banco ABC Brasil SA, 4.09%	121,360
23,600	Banco Daycoval SA, 8.66%	121,831
3,600	Banco Indusval SA, 1.52%	14,408
16,370	Banco Pine SA, 6.99%	119,773
25,800	Bradespar SA, 6.07%	400,212
5,400	Centrais Eletricas de Santa Catarina SA, 1.19%	64,837
5,400	Cia de Saneamento do Parana, 3.12%	27,660
11,000	Cia Energetica de Sao Paulo, 7.90%	109,152
26,600	Eucatex SA Industria e Comercio, 2.76%	116,881
2,600	Itau Unibanco Holding SA, ADR, 3.51%	44,798
25,010	Itausa — Investimentos Itau SA, 4.01%	126,598

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2013 — (Unaudited)

Shares		Value

PREFERRED STOCKS — (Continued)
	Brazil — (Continued)

36,000	Jereissati Participacoes SA, 6.13%	$32,541
8,600	Parana Banco SA, 6.16%	59,511
31,100	Vale SA, ADR, 6.11%	598,675

		2,117,664

	Russia — 2.0%
232	AK Transneft OAO, 1.01%	546,528
637,000	Surgutneftegas OJSC, 0.00%	484,585

		1,031,113

	South Korea — 0.8%
544	Samsung Electronics Co, Ltd., 0.91%	423,640

	TOTAL PREFERRED STOCKS (Cost $3,133,004)	3,572,417

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	27
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	96

		123

	TOTAL WARRANTS (Cost $—)	123

Face
Amount

REPURCHASE AGREEMENT* — 0.1%
$44,405	With State Street Bank and Trust Co., dated 1/31/13, 0.01%, principal and interest in the amount of $44,405, due 2/1/13, (collateralized by a FHLMC security with a par value of $45,070, coupon rate of 3.500%, due 11/15/40, market value of $47,037)	44,405

	TOTAL REPURCHASE AGREEMENT (Cost $44,405)	44,405

TOTAL INVESTMENTS (Cost $44,919,241)[5]	99.9%	$51,371,994
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	34,538

NET ASSETS	100.0%	$51,406,532

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Illiquid security.
[3]	Security is fair valued by management.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[5]	Aggregate cost for federal tax purposes was $44,943,440.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

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Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. As of the date hereof, Class I shares have not been issued.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such treasury securities are typically categorized as Level 1 in the fair value hierarchy and such other fixed income securities are typically characterized as Level 2. If there is no such reported sale, the latest quoted bid price is used and are typically categorized as Level 2. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio and Philadelphia International Fund had all long-term investments with corresponding industries at Level 1 and all short-term investments at Level 2, at January 31, 2013. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at January 31, 2013.

As of the period ended January 31, 2013, a security in the Philadelphia International Small Cap Fund with a value of $2,039 transfered from Level 3 to Level 1 due to no longer being fair valued. Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

The following is a summary of the inputs used as of January 31, 2013 in valuing the assets and liabilities of the Core Fixed Income Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$5,277,411	$—	$—	$5,277,411
Federal Home Loan Mortgage Corporation	14,826,576	—	—	14,826,576

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Federal National Mortgage Association	$5,870,610	$—	$—	$5,870,610

Total Agency Notes	25,974,597	—	—	25,974,597

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	54,072,449	—	54,072,449
Federal National Mortgage Association	—	142,901,539	—	142,901,539
Government National Mortgage Association	—	10,653,300	—	10,653,300

Total Mortgage-Backed Securities	—	207,627,288	—	207,627,288

Corporate Notes	—	135,945,465	—	135,945,465
US Treasury Notes/Bonds	48,079,946	—	—	48,079,946
Municipal Bonds	—	8,543,277	—	8,543,277
Repurchase Agreements	—	8,135,990	—	8,135,990
Investment of Security Lending Collateral	10,072,546	—	—	10,072,546

Total Investments	84,127,089	360,252,020	—	444,379,109

Total	$84,127,089	$360,252,020	$—	$444,379,109

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$1,717,539	$—	$—	$1,717,539
United Kingdom	1,420,990	—	—	1,420,990
Australia	584,930	—	—	584,930
Germany	396,412	—	—	396,412
France	305,935	—	—	305,935
Switzerland	246,985	—	—	246,985
Sweden	240,648	—	—	240,648
Hong Kong	220,835	—	—	220,835
Italy	212,907	—	—	212,907
Singapore	190,236	—	—	190,236
Norway	163,778	—	—	163,778
Finland	143,335	—	—	143,335

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Denmark	$109,586	$—	$—	$109,586
Netherlands	105,822	—	—	105,822
Ireland	97,026	—	—	97,026
Spain	96,285	—	—	96,285
Israel	82,711	—	—	82,711
Belgium	65,878	—	—	65,878
Greece	63,630	—	—	63,630
New Zealand	57,658	—	—	57,658
Austria	54,061	—	—	54,061
Portugal	28,750	—	—	28,750

Total Common Stocks	6,605,937	—	—	6,605,937

Preferred Stocks
Germany	3,548	—	—	3,548
Italy	162	—	—	162

Total Preferred Stocks	3,710	—	—	3,710

Mutual Funds
Australia	637	—	0	637

Total Mutual Funds	637	—	0	637

Rights
United Kingdom	—	1,951	—	1,951

Total Rights	—	1,951	—	1,951

Repurchase Agreements	—	11,510	—	11,510

Total Investments	6,610,284	13,461	0	6,623,745

Total	$6,610,284	$13,461	$0	$6,623,745

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$8,551,310	$—	$0	$8,551,310
South Korea	7,463,538	—	0	7,463,538
Taiwan	5,816,724	—	—	5,816,724

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Brazil	$5,073,014	$—	$—	$5,073,014
Russia	2,419,650	2,652,612	—	5,072,262
South Africa	3,293,007	—	—	3,293,007
Poland	3,006,357	—	—	3,006,357
Turkey	2,356,659	—	—	2,356,659
India	1,856,349	—	—	1,856,349
Hong Kong	1,274,828	44,880	—	1,319,708
Malaysia	1,216,854	—	—	1,216,854
Egypt	701,687	—	—	701,687
Thailand	697,999	—	—	697,999
Mexico	535,865	—	—	535,865
Czech Republic	424,335	—	—	424,335
Hungary	337,731	—	—	337,731
Colombia	31,650	—	—	31,650

Total Common Stocks	45,057,557	2,697,492	0	47,755,049

Preferred Stocks
Brazil	2,117,664	—	—	2,117,664
Russia	546,528	484,585	—	1,031,113
South Korea	423,640	—	—	423,640

Total Preferred Stocks	3,087,832	484,585	—	3,572,417

Warrants
Malaysia	123	—	—	123

Total Warrants	123	—	—	123

Repurchase Agreements	—	44,405	—	44,405

Total Investments	48,145,512	3,226,482	0	51,371,994

Total	$48,145,512	$3,226,482	$0	$51,371,994

The following tables include roll-forwards of the amounts for the period ended January 31, 2013 for long-term investments classified within Level 3.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	January 31,	January 31,
Securities	2012	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2013	2013
COMMON STOCK
Hong Kong	$2,039	$0	$0	$0	$0	$0	$(2,039)	$0	$0
MUTUAL FUNDS
Australia	$595	$0	$20	$(49)	$0	$(566)	$0	$0	$(49)

Total	$2,634	$0	$20	$(49)	$0	$(566)	$(2,039)	$0	$(49)

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	January 31,	January 31,
Securities	2012	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2013	2013
COMMON STOCK
Brazil	$1,359	$0	$(3)	$(2)	$0	$(1,354)	$0	$0	$0
China	$0	$0	$0	$0	$0	$0	$0	$0	$0
South Korea	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$1,359	$0	$(3)	$(2)	$0	$(1,354)	$0	$0	$0

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the period ended January 31, 2013. During the period ended January 31, 2013, the Secured Options Portfolio wrote and purchased put and call options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Transactions in written option contracts for the Secured Options Portfolio and International Secured Options Portfolio for the period ended January 31, 2013, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2012	5,080	$6,535,932
Options written	14,651	26,199,543
Options terminated in closing purchase transactions	(2,620)	(6,022,264)
Options expired	(12,284)	(22,875,310)

Options outstanding at January 31, 2013	4,827	$3,837,901

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2012	3,532	$632,546
Options written	20,204	2,259,333
Options terminated in closing purchase transactions	(4,134)	(701,939)
Options exercised	(547)	(117,740)
Options expired	(11,472)	(1,678,854)

Options outstanding at January 31, 2013	7,583	$393,346

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At January 31, 2013 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased	$252,962,500	$252,962,500

Total Value	$252,962,500	$252,962,500

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(3,959,495)	$(3,959,495)

Total Value	$(3,959,495)	$(3,959,495)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Purchased	500,000	500,000
Options Written	(406,367)	(406,367)

International Secured Options Portfolio

Asset Derivatives

Equity
Contracts
	Risk	Total
Options Purchased	$—	$—

Total Value	$—	$—

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(136,817)	$(136,817)

Total Value	$(136,817)	$(136,817)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Purchased	—	—
Options Written	(648,100)	(648,100)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended January 31, 2013.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of January 31, 2013, 83.01% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of January 31, 2013, the cash collateral received by the Core Fixed Income Portfolio, Strategic Equity, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of January 31, 2013, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$9,871,623		$10,072,546		2.20
Strategic Equity Portfolio	3,214,840		3,304,082		1.75
Small Cap Equity Portfolio	39,551,044		40,177,436		8.35
Large Cap Value Portfolio	3,393,718		3,473,660		3.88
U.S. Emerging Growth Portfolio	5,606,236		5,722,621		14.92
Large Cap 100 Portfolio	3,730,510		3,802,439		2.37
Long/Short Portfolio	4,887,412		5,012,934		15.31
Total Market Portfolio	14,540,779	*	14,917,939	**	19.64
International Portfolio	2,947,188		3,103,238		1.98
Philadelphia International Fund	1,780,373		1,863,435		3.26

* The market value of loaned securities for the financing of short sales was $12,071,858.

** The market value of collateral used for the financing of short sales was $12,382,212.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2013, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $10,498,317 and $12,382,212 respectively, to

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2013, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$21,992,350	$924,140	$21,068,210
Strategic Equity Portfolio	45,602,867	443,153	45,159,714
Small Cap Equity Portfolio	76,980,926	5,783,333	71,197,593
Large Cap Value Portfolio	11,513,840	358,729	11,155,111
U.S. Emerging Growth Portfolio	5,713,264	553,691	5,159,573
Large Cap 100 Portfolio	32,778,684	319,524	32,459,160
Large Cap Growth Portfolio	19,686,699	152,137	19,534,562
Long/Short Portfolio	2,907,324	976,088	1,931,236
Total Market Portfolio	10,700,552	946,785	9,753,767
Secured Options Portfolio	5,740,158	3,040,094	2,700,064
International Secured Options Portfolio	385,624	—	385,624
International Portfolio	24,712,208	4,121,180	20,591,028
Philadelphia International Fund	8,975,372	1,098,565	7,876,807
Philadelphia International Small Cap Fund	896,508	162,530	733,978
Philadelphia International Emerging Markets Fund	7,290,253	861,699	6,428,554

3.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to January 31, 2013 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	March 22, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	March 22, 2013